Item 1. Schedule of Investments:

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Putnam Income Fund
The fund's portfolio
7/31/05 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (27.4%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.1%)

Government National Mortgage Association Graduated Payment Mortgages
11s, with due dates from March 15, 2010 to July 15, 2013		$77,354	$87,251
Government National Mortgage Association Pass-Through Certificates
7s, with due dates from April 15, 2026 to December 15, 2031		1,349,492	1,443,826

			1,531,077

U.S. Government Agency Mortgage Obligations (27.3%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
7 1/2s, December 1, 2029		50,787	54,342
7s, January 1, 2015		51,761	54,171
6 1/2s, with due dates from January 1, 2024 to February 1, 2035		29,893,728	30,934,267
6s, with due dates from April 1, 2034 to June 1, 2034		25,047	25,644
5 1/2s, with due dates from December 1, 2034 to July 1, 2035		3,600,358	3,624,256
5 1/2s, April 1, 2020		347,448	355,428
5 1/2s, TBA, August 1, 2020		6,500,000	6,628,985
Federal National Mortgage Association Graduated Payment Mortgages 8s, December 1, 2008		184,374	198,087
Federal National Mortgage Association Pass-Through Certificates
11s, October 1, 2015		23,251	26,056
9s, with due dates from January 1, 2027 to July 1, 2032		503,435	556,043
8s, with due dates from January 1, 2025 to July 1, 2033		2,158,899	2,330,217
7 1/2s, with due dates from September 1, 2022 to July 1, 2033		1,758,395	1,876,375
7s, with due dates from August 1, 2021 to January 1, 2034		6,819,904	7,189,708
7s, with due dates from January 1, 2007 to September 1, 2017		1,768,428	1,852,307
7s, TBA, August 1, 2035		2,400,000	2,524,875
6 1/2s, with due dates from October 1, 2023 to January 1, 2035		136,881,522	141,713,734
6 1/2s, with due dates from September 1, 2010 to February 1, 2019		266,482	277,427
6s, with due dates from November 1, 2032 to December 1, 2034		1,823,369	1,863,755
6s, with due dates from August 1, 2013 to November 1, 2017		3,315,747	3,427,332
5 1/2s, with due dates from April 1, 2020 to March 1, 2035		277,017,884	278,732,882
5 1/2s, with due dates from February 1, 2017 to February 1, 2020		405,077	413,896
5 1/2s, TBA, August 1, 2035		98,670,000	99,155,644
5s, with due dates from January 1, 2034 to July 1, 2035		44,425	43,768
5s, with due dates from June 1, 2019 to November 1, 2019		329,615	330,850
5s, TBA, August 1, 2035		100,000	98,469
4 1/2s, with due dates from March 1, 2019 to July 1, 2020		14,444,991	14,215,693
4 1/2s, TBA, August 1, 2020		127,800,000	125,683,313
4s, June 1, 2019		730,543	705,203

			724,892,727

Total U.S. government and agency mortgage obligations (cost $729,616,688)			$726,423,804

U.S. TREASURY OBLIGATIONS (0.2%)(a)
		Principal amount	Value

U.S. Treasury Notes
4 1/4s, November 15, 2013		$2,085,000	$2,085,652
3 1/4s, August 15, 2008		3,934,000	3,843,334

Total U.S. treasury obligations (cost $6,118,579)			$5,928,986

COLLATERALIZED MORTGAGE OBLIGATIONS (26.3%)(a)
		Principal amount	Value

Amresco Commercial Mortgage Funding I 144A Ser. 97-C1, Class H, 7s, 2029		$815,000	$833,313
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035		880,000	908,672
Ser. 05-1, Class XW, IO, 0.106s, 2042		195,817,483	1,119,293
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 4.52s, 2018		188,000	188,505
FRB Ser. 04-BBA4, Class G, 4.27s, 2018		300,000	300,889
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 6.69s, 2014		552,000	552,169
FRN Ser. 02-FL2A, Class K1, 6.19s, 2014		190,000	190,445
FRB Ser. 05-BOCA, Class M, 5.67s, 2016		1,362,000	1,368,151
FRB Ser. 05-BOCA, Class L, 5.27s, 2016		546,000	547,741
FRB Ser. 05-BOCA, Class K, 4.92s, 2016		465,000	466,488
FRB Ser. 05-BOCA, Class J, 4.67s, 2016		250,000	250,465
FRB Ser. 05-BOCA, Class H, 4.52s, 2016		250,000	250,466
Ser. 03-BBA2, Class X1A, IO, 0.727s, 2015		96,146,518	332,302
Banc of America Structured Security Trust 144A Ser. 02-X1, Class A3, 5.436s, 2033		2,390,000	2,434,707
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 3.94s, 2035		2,651,056	2,647,875
Ser. 05-1A, IO, 0.775s, 2035		10,671,863	848,747
Ser. 04-3, IO, 0.775s, 2035		9,585,974	736,555
Ser. 04-2, IO, 0.72s, 2034		9,629,992	767,390
Bear Stearns Commercial Mortgage Securitization Corp. Ser. 00-WF2, Class F, 8.197s, 2032		619,000	723,191
Chase Commercial Mortgage Securities Corp. Ser. 00-3, Class A2, 7.319s, 2032		736,000	813,780
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030		5,896,000	6,255,703
Ser. 98-1, Class G, 6.56s, 2030		1,502,003	1,600,341
Ser. 98-1, Class H, 6.34s, 2030		2,217,000	1,916,666
Citigroup Commercial Mortgage Trust 144A Ser. 05-C3, Class XC, IO, 0.551s, 2043		147,361,920	1,559,964
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, Class A3, 6.57s, 2030		7,083,000	7,280,515
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031		2,605,530	2,731,713
Ser. 98-C2, Class F, 5.44s, 2030		913,530	918,509
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-J2A, Class A2F, 4.07s, 2034		1,960,000	1,986,068
Ser. 05-LP5, Class XC, IO, 0.044s, 2043		77,917,000	802,545
Criimi Mae Commercial Mortgage Trust Ser. 98-C1, Class A2, 7s, 2033		13,599,500	14,075,483
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1, Class B, 7s, 2033		7,975,000	8,326,636
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D, 5.612s, 2035		3,575,000	3,528,776
CS First Boston Mortgage Securities Corp. Ser. 97-C2, Class F, 7.46s, 2035		1,193,000	1,281,895
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 03-TF2A, Class L, 7.77s, 2014		1,475,000	1,470,995
FRB Ser. 04-TF2A, Class J, 4.72s, 2016		414,000	413,999
FRB Ser. 05-TFLA, Class J, 4.72s, 2020		391,000	390,999
FRB Ser. 04-TF2A, Class H, 4.47s, 2019		825,000	824,998
FRB Ser. 05-TFLA, Class H, 4.52s, 2020		391,000	390,999
Ser. 01-CK1, Class AY, IO, 0.784s, 2035		83,484,000	2,983,234
Ser. 03-C3, Class AX, IO, 0.37s, 2038		43,652,463	1,859,595
Ser. 05-C2, Class AX, IO, 0.067s, 2037		86,149,222	1,344,272
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1, Class X, IO, 0.96s, 2031		1,226,336	27,305
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033		2,945,000	3,281,246
Ser. 99-CG2, Class B4, 6.1s, 2032		3,434,000	3,511,986
Ser. 98-CF2, Class B3, 6.04s, 2031		575,367	590,610
DLJ Commercial Mortgage Corp. 144A Ser. 99-CG2, Class B3, 6.1s, 2032		2,455,000	2,516,995
DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1, Class A3, 7.76s, 2030		1,170,000	1,214,880
Fannie Mae
IFB Ser. 05-37, Class SU, 14.64s, 2035		4,585,479	5,395,542
IFB Ser. 04-10, Class QC, 14.04s, 2031		3,457,480	3,833,547
IFB Ser. 05-57, Class CD, 11.47s, 2035		2,114,202	2,330,243
Ser. 05-74, Class DM, 11.807s, 2035		5,575,000	6,032,044
IFB Ser. 05-45, Class DA, 11.07s, 2035		4,368,964	4,805,913
IFB Ser. 05-45, Class DC, 10.60s, 2035		3,445,555	3,774,605
IFB Ser. 02-36, Class SJ, 11.02s, 2029		1,029,168	1,058,520
IFB Ser. 05-57, Class DC, 9.94s, 2034		4,182,929	4,549,401
Ser. 92-15, Class L, IO, 10.376s, 2022		423	4,494
IFB Ser. 04-79, Class SA, 9.81s, 2032		6,324,928	6,591,661
Ser. 04-T3, Class PT1, 9.92s, 2044		850,986	932,823
IFB Ser. 05-45, Class PC, 9.33s, 2034		2,052,308	2,193,480
Ser. 02-T12, Class A4, 9 1/2s, 2042		498,119	537,620
Ser. 02-T4, Class A4, 9 1/2s, 2041		822,158	885,687
Ser. 02-T6, Class A3, 9 1/2s, 2041		1,029,495	1,107,293
Ser. 02-T1, Class A4, 9 1/2s, 2031		98,036	105,680
Ser. 03-W6, Class PT1, 9.391s, 2042		1,387,692	1,499,400
IFB Ser. 03-87, Class SP, 8.69s, 2032		2,832,990	2,715,687
IFB Ser. 05-73, Class SA, 8.08s, 2035		2,536,000	2,548,680
IFB Ser. 05-59, Class DQ, 7.89s, 2035		2,423,365	2,438,416
Ser. 05-W1, Class 1A4, 7 1/2s, 2044		5,349,152	5,688,683
Ser. 04-W12, Class 1A4, 7 1/2s, 2044		3,207,727	3,411,644
Ser. 04-W14, Class 2A, 7 1/2s, 2044		659,221	699,392
Ser. 04-W8, Class 3A, 7 1/2s, 2044		6,178,359	6,575,417
Ser. 04-W2, Class 5A, 7 1/2s, 2044		101,006	107,502
Ser. 04-T3, Class 1A4, 7 1/2s, 2044		1,252,520	1,332,176
Ser. 04-W9, Class 2A3, 7 1/2s, 2044		2,416,833	2,568,922
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		1,792,504	1,906,787
Ser. 03-W4, Class 4A, 7 1/2s, 2042		599,222	634,479
Ser. 02-T18, Class A4, 7 1/2s, 2042		2,561,377	2,718,554
Ser. 03-W3, Class 1A3, 7 1/2s, 2042		5,141,441	5,457,099
Ser. 02-T16, Class A3, 7 1/2s, 2042		7,071,534	7,504,427
Ser. 02-T19, Class A3, 7 1/2s, 2042		7,871,728	8,354,764
Ser. 03-W2, Class 1A3, 7 1/2s, 2042		2,271,861	2,412,337
Ser. 02-W6, Class 2A, 7 1/2s, 2042		4,396,516	4,659,527
Ser. 02-T12, Class A3, 7 1/2s, 2042		723,179	766,455
Ser. 02-W4, Class A5, 7 1/2s, 2042		9,584,805	10,163,984
Ser. 02-W1, Class 2A, 7 1/2s, 2042		260,916	275,269
Ser. 02-14, Class A2, 7 1/2s, 2042		695,365	737,037
Ser. 01-T10, Class A2, 7 1/2s, 2041		4,510,615	4,771,752
Ser. 02-T4, Class A3, 7 1/2s, 2041		293,966	311,070
Ser. 02-T6, Class A2, 7 1/2s, 2041		7,483,207	7,910,625
Ser. 01-T12, Class A2, 7 1/2s, 2041		4,329,365	4,582,032
Ser. 01-T8, Class A1, 7 1/2s, 2041		1,190,852	1,258,077
Ser. 01-T7, Class A1, 7 1/2s, 2041		9,224,806	9,737,749
Ser. 01-T3, Class A1, 7 1/2s, 2040		831,725	878,404
Ser. 01-T1, Class A1, 7 1/2s, 2040		1,476,244	1,562,400
Ser. 99-T2, Class A1, 7 1/2s, 2039		504,981	535,678
Ser. 03-W10, Class 1A1, 7 1/2s, 2032		1,061,402	1,124,255
Ser. 02-T1, Class A3, 7 1/2s, 2031		713,144	755,159
Ser. 00-T6, Class A1, 7 1/2s, 2030		3,226,925	3,406,357
Ser. 01-T5, Class A3, 7 1/2s, 2030		96,813	102,195
Ser. 02-W7, Class A5, 7 1/2s, 2029		2,602,154	2,760,594
Ser. 01-T4, Class A1, 7 1/2s, 2028		9,668,887	10,296,139
Ser. 02-W3, Class A5, 7 1/2s, 2028		2,177,913	2,308,433
Ser. 05-45, Class OX, IO, 7s, 2035		4,372,326	765,041
Ser. 04-W1, Class 2A2, 7s, 2033		7,378,178	7,740,170
Ser. 03-14, Class AI, IO, 7s, 2033		1,529,049	277,546
IFB Ser. 02-97, Class TW, IO, 6 1/2s, 2031		2,205,393	377,854
Ser. 03-58, Class ID, IO, 6s, 2033		8,165,710	1,556,588
Ser. 03-22, IO, 6s, 2033		27,898,763	5,306,096
Ser. 318, Class 2, IO, 6s, 2032		895,141	176,731
Ser. 03-31, Class IM, IO, 5 3/4s, 2032		8,232,680	967,340
Ser. 350, Class 2, IO, 5 1/2s, 2034		36,172,876	7,515,749
Ser. 338, Class 2, IO, 5 1/2s, 2033		29,865,214	6,245,488
Ser. 333, Class 2, IO, 5 1/2s, 2033		28,688,350	6,005,362
Ser. 331, Class 1, IO, 5 1/2s, 2033		8,753,899	1,622,098
Ser. 329, Class 2, IO, 5 1/2s, 2033		53,428,115	11,096,575
Ser. 03-26, Class OI, IO, 5 1/2s, 2032		8,995,978	1,385,073
Ser. 03-8, Class IP, IO, 5 1/2s, 2028		5,837,843	331,402
Ser. 03-6, Class IB, IO, 5 1/2s, 2022		1,944,053	11,802
Ser. 03-14, Class XI, IO, 5 1/4s, 2033		4,325,448	580,351
IFB Ser. 02-89, Class S, IO, 5.11s, 2033		6,549,983	577,054
Ser. 03-14, Class TI, IO, 5s, 2033		4,085,954	510,521
Ser. 03-24, Class UI, IO, 5s, 2031		3,697,377	522,413
IFB Ser. 02-36, Class QH, IO, 4.96s, 2029		2,229,923	67,878
Ser. 343, Class 25, IO, 4 1/2s, 2018		7,212,348	1,061,676
IFB Ser. 02-92, Class SB, IO, 4.26s, 2030		2,276,340	150,676
IFB Ser. 03-122, Class SA, IO, 4.01s, 2028		11,234,330	732,469
IFB Ser. 03-122, Class SJ, IO, 4.01s, 2028		11,963,846	778,649
IFB Ser. 97-44, Class SN, IO, 4s, 2023		2,152,372	190,067
IFB Ser. 04-64, Class SW, IO, 3.96s, 2034		19,732,077	1,208,590
IFB Ser. 04-65, Class ST, IO, 3.96s, 2034		9,854,652	603,597
IFB Ser. 04-60, Class SW, IO, 3.96s, 2034		14,216,230	1,259,558
FRB Ser. 3012, Class SK, 3.84s, 2011		4,538,000	4,892,763
IFB Ser. 05-65, Class KI, IO, 3.76s, 2035		40,034,000	2,528,112
IFB Ser. 05-52, Class DC, IO, 3.74s, 2035		4,942,135	391,046
IFB Ser. 05-42, Class PQ, IO, 3.71s, 2035		2,706,032	225,412
IFB Ser. 05-42, Class SA, IO, 3.71s, 2035		12,053,762	861,584
IFB Ser. 04-24, Class CS, IO, 3.69s, 2034		7,538,822	683,206
IFB Ser. 05-29, Class SD, IO, 3.66s, 2035		7,361,143	518,731
IFB Ser. 05-17, Class ES, IO, 3.66s, 2035		5,430,196	497,202
IFB Ser. 05-17, Class SY, IO, 3.66s, 2035		2,545,064	225,079
IFB Ser. 05-23, Class SG, IO, 3.61s, 2035		9,256,087	711,562
IFB Ser. 05-29, Class SX, IO, 3.61s, 2035		11,702,601	775,297
IFB Ser. 05-17, Class SA, IO, 3.61s, 2035		8,256,284	646,313
IFB Ser. 05-17, Class SE, IO, 3.61s, 2035		8,996,244	676,124
IFB Ser. 04-38, Class SI, IO, 3.48s, 2033		15,217,632	812,363
IFB Ser. 04-72, Class SB, IO, 3.41s, 2034		7,358,518	356,428
IFB Ser. 05-73, Class SI, IO, 3.37s, 2035		2,923,000	223,792
IFB Ser. 05-73, Class SD, IO, 3.3s, 2035		7,240,000	546,394
IFB Ser. 05-62, Class FS, IO, 3.29s, 2034		6,936,466	500,726
IFB Ser. 05-45, Class EW, IO, 3.26s, 2035		30,477,012	1,722,707
IFB Ser. 05-45, Class SR, IO, 3.26s, 2035		22,700,141	1,247,101
IFB Ser. 05-54, Class SA, IO, 3.24s, 2035		15,901,188	849,720
IFB Ser. 05-57, Class CI, IO, 3.24s, 2035		8,773,603	565,689
IFB Ser. 05-57, Class DI, IO, 3.24s, 2035		17,521,655	1,295,271
IFB Ser. 05-58, Class IK, IO, 2.54s, 2035		5,791,194	299,513
Ser. 03-W12, Class 2, IO, 2.216s, 2043		9,721,112	469,946
Ser. 03-W10, Class 1, IO, 1.98s, 2043		38,298,300	1,711,455
Ser. 03-W10, Class 3, IO, 1.947s, 2043		14,655,151	673,221
Ser. 03-W8, Class 12, IO, 1.64s, 2042		69,788,285	2,659,766
Ser. 03-W3, Class 2IO2, IO, 1.512s, 2042		11,941,090	71,437
Ser. 03-W10, Class 1A, IO, 1.495s, 2043		1,274,302	23,495
Ser. 03-W10, Class 3A, IO, 1.473s, 2043		1,525,112	30,502
Ser. 03-W6, Class 11, IO, 1.461s, 2042		15,124,150	95,160
Ser. 03-W17, Class 12, IO, 1.158s, 2033		17,527,210	496,896
Ser. 03-W19, IO, 1.108s, 2033		2,032,548	51,665
Ser. 03-49, Class SV, IO, 1s, 2033		38,933,533	1,290,020
Ser. 03-T2, Class 2, IO, 0.936s, 2042		111,131,701	1,997,786
Ser. 03-W8, Class 11, IO, 0.763s, 2042		33,805,274	17,760
Ser. 03-W6, Class 51, IO, 0.681s, 2042		28,221,827	405,771
Ser. 03-W3, Class 2IO1, IO, 0.672s, 2042		40,470,226	579,599
Ser. 03-18, Class X1, IO, 0.657s, 2042		52,089,333	896,218
Ser. 01-T12, Class IO, 0.569s, 2041		53,068,733	596,538
Ser. 03-W6, Class 21, IO, 0.562s, 2042		13,856,214	453
Ser. 01-50, Class B1, IO, 0.472s, 2041		6,832,161	61,489
Ser. 03-W2, Class 1, IO, 0.47s, 2042		60,306,204	558,126
Ser. 02-T4, IO, 0.45s, 2041		28,529,500	243,122
Ser. 03-W3, Class 1, IO, 0.433s, 2042		38,519,712	365,917
Ser. 02-T1, Class IO, IO, 0.421s, 2031		40,915,000	355,324
Ser. 03-W6, Class 3, IO, 0.365s, 2042		39,679,776	312,580
Ser. 03-W6, Class 23, IO, 0.352s, 2042		41,941,789	306,999
Ser. 03-34, Class P1, PO, zero %, 2043		176,066	122,916
Ser. 05-65, Class KO, PO, zero %, 2035		1,276,000	1,103,065
Ser. 354, Class 1, PO, zero %, 2034		27,324,866	21,629,772
Ser. 352, Class 1, PO, zero %, 2034		28,339,097	22,445,244
Ser. 353, Class 1, PO, zero %, 2034		28,875,292	21,897,701
FRB Ser. 05-65, Class ER, zero %, 2035		4,955,000	5,080,743
FRB Ser. 05-57, Class UL, zero %, 2035		5,503,984	5,643,092
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042		524,402	565,607
Ser. T-60, Class 1A3, 7 1/2s, 2044		9,812,609	10,392,509
Ser. T-59, Class 1A3, 7 1/2s, 2043		6,856,662	7,301,664
Ser. T-58, Class 4A, 7 1/2s, 2043		2,682,902	2,842,387
Ser. T-57, Class 1A3, 7 1/2s, 2043		7,254,597	7,685,339
Ser. T-51, Class 2A, 7 1/2s, 2042		3,166,187	3,346,943
Ser. T-42, Class A5, 7 1/2s, 2042		1,944,090	2,059,516
Ser. T-41, Class 3A, 7 1/2s, 2032		1,028,345	1,087,024
Ser. T-56, Class A, IO, 1.076s, 2043		25,446,062	333,980
Ser. T-56, Class 3, IO, 0.518s, 2043		26,085,377	236,399
Ser. T-56, Class 1, IO, 0.283s, 2043		31,321,312	225,122
Ser. T-56, Class 2, IO, 0.038s, 2043		29,541,328	64,622
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2, 7.77s, 2027		13,175,587	14,685,355
First Union National Bank-Bank of America Commercial Mortgage 144A Ser. 01-C1, Class 3, IO, 1.734s, 2033		43,988,547	3,272,176
First Union-Lehman Brothers Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029		3,492,000	4,021,490
Ser. 97-C1, Class A3, 7.38s, 2029		6,390,336	6,535,668
First Union-Lehman Brothers-Bank of America 144A Ser. 98-C2, Class G, 7s, 2035		1,800,000	1,999,760
Freddie Mac
IFB Ser. 2763, Class SC, 15.047s, 2032		6,636,841	7,336,577
IFB Ser. 2990, Class SL, 12.07s, 2034		3,433,599	3,753,470
IFB Ser. 2976, Class LC, 11.997s, 2035		1,612,687	1,750,793
IFB Ser. 2976, Class KL, 11.96s, 2035		3,801,730	4,115,781
IFB Ser. 2990, Class DP, 11.85s, 2034		3,402,567	3,644,287
IFB Ser. 2967, Class DS, 9.936s, 2035		1,126,931	1,119,315
IFB Ser. 2990, Class LB, 9.048s, 2035		3,969,132	3,884,214
IFB Ser. 2990, Class ND, 9.042s, 2035		1,047,436	1,039,727
IFB Ser. 2990, Class WP, 8.287s, 2035		2,711,878	2,720,340
IFB Ser. 2945, Class SA, 6.195s, 2020		3,133,000	3,051,439
Ser. 2778, Class TI, IO, 6s, 2033		7,752,010	1,274,430
Ser. 224, IO, 6s, 2033		2,650,933	522,731
Ser. 226, IO, 5 1/2s, 2034		18,476,788	3,958,124
Ser. 223, IO, 5 1/2s, 2032		7,285,866	1,457,439
Ser. 2581, Class IH, IO, 5 1/2s, 2031		2,594,654	674,739
Ser. 2600, Class CI, IO, 5 1/2s, 2029		823,295	189,872
Ser. 2664, Class UD, IO, 5 1/2s, 2028		1,312,030	244,199
Ser. 2553, Class IJ, IO, 5 1/2s, 2020		2,824,081	28,796
IFB Ser. 2927, Class SI, IO, 5.41s, 2035		6,797,499	922,880
Ser. 2437, Class SB, IO, 4.91s, 2032		7,283,922	687,420
IFB Ser. 2538, Class SH, IO, 4.46s, 2032		1,337,228	95,715
Ser. 2469, Class SH, IO, 4.41s, 2032		6,536,109	539,229
IFB Ser. 2828, Class GI, IO, 4.41s, 2034		7,392,593	866,824
IFB Ser. 2802, Class SM, IO, 4.26s, 2032		2,758,730	184,229
IFB Ser. 2869, Class SH, IO, 4.21s, 2034		3,996,754	322,244
IFB Ser. 2869, Class JS, IO, 4.16s, 2034		19,328,664	1,530,412
IFB Ser. 2882, Class SL, IO, 4.11s, 2034		4,159,433	386,606
IFB Ser. 2682, Class TQ, IO, 3.96s, 2033		3,667,910	228,098
IFB Ser. 2815, Class PT, IO, 3.96s, 2032		7,049,316	606,046
IFB Ser. 2594, Class OS, IO, 3.96s, 2032		10,143,509	592,761
IFB Ser. 2922, Class SE, IO, 3.66s, 2035		12,413,573	667,850
IFB Ser. 2924, Class SA, IO, 3.61s, 2035		17,808,314	934,937
IFB Ser. 2927, Class ES, IO, 3.61s, 2035		5,438,602	394,163
IFB Ser. 2950, Class SM, IO, 3.61s, 2016		7,477,152	602,845
IFB Ser. 2962, Class BS, IO, 3.56s, 2035		21,540,153	1,344,328
IFB Ser. 2863, Class SX, IO, 3.41s, 2031		2,455,740	124,322
IFB Ser. 2986, Class WS, IO, 3.262s, 2035		4,615,879	194,732
IFB Ser. 2990, Class LI, IO, 3.242s, 2035		6,283,877	476,670
IFB Ser. 2988, Class AS, IO, 2.812s, 2035		2,493,896	102,873
Ser. 228, PO, zero %, 2035		43,535,891	35,617,751
Ser. 2696, PO, zero %, 2033		2,082,274	1,559,330
FRB Ser. 3003, Class XF, zero %, 2035		4,158,000	4,283,572
FRB Ser. 2992, Class WM, zero %, 2035		1,666,955	1,756,637
GE Capital Commercial Mortgage Corp. 144A Ser. 05-C2, Class XC, IO, 0.044s, 2043		124,949,980	1,080,567
General Growth Properties-Mall Properties Trust FRB Ser. 01-C1A, Class D3, 5.82s, 2014		2,893,361	2,896,073
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.787s, 2036		488,000	508,193
Ser. 01-C2, Class A1, 6 1/4s, 2034		674,771	695,351
Ser. 04-C2, Class A4, 5.301s, 2038		2,237,000	2,294,983
Ser. 03-C2, Class A2, 5.28s, 2040		7,723,000	8,002,140
Ser. 05-C1, Class X1, IO, 0.001s, 2043		108,047,000	1,987,892
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036		2,095,341	1,680,746
FRN Ser. 02-FL1A, Class D, 6.49s, 2014		484,591	484,591
Government National Mortgage Association
IFB Ser. 05-7, Class JM, 9.221s, 2034		4,478,681	4,687,910
Ser. 05-13, Class PI, IO, 5 1/2s, 2033		5,500,536	880,361
Ser. 05-13, Class MI, IO, 5 1/2s, 2032		4,839,473	730,560
IFB Ser. 04-86, Class SW, IO, 3.66s, 2034		9,422,254	588,896
IFB Ser. 05-28, Class SA, IO, 3.11s, 2035		21,825,226	954,854
IFB Ser. 04-11, Class SA, IO, 2.41s, 2034		8,490,997	291,915
Ser. 99-31, Class MP, PO, zero %, 2029		212,378	183,549
Ser. 98-2, Class EA, PO, zero %, 2028		1,545,099	1,293,055
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 7.02s, 2015		748,000	752,208
Ser. 05-GG4, Class XC, IO, 0.107s, 2039		134,043,000	2,664,060
JP Morgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 04-FL1A, Class X1A, IO, 0.917s, 2019		27,021,135	192,661
Ser. 05-CB12, Class X1, IO, 0.053s, 2037		71,288,000	801,990
JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 05-LDP2, Class X1, IO, 0.048s, 2042		242,678,000	4,030,425
Ser. 05-LDP1, Class X1, IO, 0.035s, 2046		47,189,694	446,501
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031		926,463	956,090
Ser. 99-C1, Class G, 6.41s, 2031		991,777	947,513
Ser. 98-C4, Class G, 5.6s, 2035		784,000	768,232
Ser. 98-C4, Class H, 5.6s, 2035		1,328,000	1,255,998
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C3, Class XCL, IO, 0.133s, 2040		72,996,000	1,597,798
Ser. 05-C2, Class XCL, IO, 0.102s, 2040		190,344,000	2,146,765
Lehman Brothers Floating Rate Commercial Mortgage Trust 144A
FRB Ser. 03-LLFA, Class L, 7.5s, 2014		2,250,000	2,189,761
FRB Ser. 04-LLFA, Class H, 4.52s, 2017		826,000	829,139
FRB Ser. 05-LLFA, 4.37s, 2018		534,000	534,000
FRB Ser. 03-C4, Class A, 4.34s, 2015		1,115,877	1,116,226
Merrill Lynch Mortgage Investors, Inc.
Ser. 96-C2, Class A3, 6.96s, 2028		210,372	213,340
Ser. 98-C3, Class E, 6.939s, 2030		826,000	905,784
Ser. 96-C2, Class JS, IO, 2.138s, 2028		5,539,199	223,732
Merrill Lynch Mortgage Trust Ser. 05-MCP1, Class XC, 0.133s, 2043		89,069,000	1,205,335
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 7.851s, 2040		1,998,630	755,107
Ser. 04-C1, Class X, IO, 7.851s, 2037		4,222,234	1,765,422
Morgan Stanley Capital 144A Ser. 05-HQ6, Class X1, IO, 7.851s, 2042		113,765,000	1,160,403
Morgan Stanley Capital I 144A
Ser. 05-HQ5, Class X1, IO, 7.851s, 2042		64,957,611	540,467
Ser. 96-C1, Class E, 7.376s, 2028		1,400,000	1,417,537
Ser. 98-HF1, Class F, 7.18s, 2030		498,000	523,400
Ser. 04-RR, Class F5, 6s, 2039		1,350,000	1,158,756
Ser. 04-RR, Class F6, 6s, 2039		2,030,000	1,681,183
Morgan Stanley Dean Witter Capital I Ser. 00-LIF2, Class A1, 6.96s, 2033		1,405,498	1,461,426
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2, Class E, 7.26s, 2030		1,389,000	1,470,475
Permanent Financing PLC FRB Ser. 8, Class 2C, 4.23s, 2042 (United Kingdom)		2,413,000	2,412,196
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032		4,971,000	5,283,995
Ser. 00-C1, Class J, 6 5/8s, 2010		309,000	296,053
Ser. 00-C2, Class J, 6.22s, 2033		1,290,000	1,301,931
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 7.36s, 2034 (Ireland)		3,491,000	3,496,455
Ser. 04-1A, Class E, 4.57s, 2034 (Ireland)		1,374,000	1,376,147
QFA Royalties LLC. 144A Ser. 05-1, 7.3s, 2025		2,364,854	2,345,770
Salomon Brothers Mortgage Securities VII Ser. 96-C1, Class E, 8.301s, 2028		1,235,379	1,239,288
Salomon Brothers Mortgage Securities VII 144A Ser. 03-CDCA, Class X3CD, IO, 1.06s, 2015		10,447,274	167,303
Starwood Asset Receivables Trust FRN Ser. 02-1A, Class F, 5.00s, 2020		2,041,000	2,042,225
Starwood Asset Receivables Trust 144A
FRB Ser. 03-1A, Class F, 4.74s, 2022		989,086	989,680
FRB Ser. 03-1A, Class E, 4.69s, 2022		1,252,238	1,252,989
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)		993,000	856,928
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		673,000	561,087
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)		443,000	382,624
TIAA Real Estate CDO, Ltd. Ser. 01-C1A, Class A1, 5.77s, 2016		133,974	134,066
Wachovia Bank Commercial Mortgage Trust Ser. 05-C17, Class A4, 5.083s, 2042		8,696,000	8,772,003
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 6.87s, 2018		944,000	944,000
Ser. 05-C18, Class XC, IO, 0.055s, 2042		51,430,053	550,940
Washington Mutual Asset Securities Corp. 144A Ser. 05-C1A, Class G, 5.72s, 2036		219,000	217,298

Total collateralized mortgage obligations (cost $712,651,084)			$696,875,164

ASSET-BACKED SECURITIES (26.1%)(a)
		Principal amount	Value

Aames Mortgage Investment Trust FRN Ser. 04-1, Class 2A1, 3.98s, 2034		$3,388,333	$3,395,745
Aames Mortgage Trust Ser. 03-1, Class A, IO, 6s, 2005		5,795,750	82,671
Aames Mortgage Trust 144A Ser. 03-1N, Class A, 7 1/2s, 2033		10,773	10,787
ABFS Mortgage Loan Trust Ser. 03-1, Class A, IO, 4s, 2005		2,602,543	21,861
ABSC NIMS Trust 144A Ser. 05-HE2, Class A1, 4 1/2s, 2035 (Cayman Islands)		3,034,682	3,015,715
Ace Securities Corp. Ser. 03-FM1, Class A, IO, 3 1/2s, 2005		10,219,000	86,862
Adjustable Rate Mortgage Trust Ser. 05-7, Class 1A1, 4.981s, 2035		2,928,674	2,942,893
Advanta Business Card Master Trust FRN Ser. 04-C1, Class C, 4.66s, 2013		1,939,000	1,965,564
Advanta Mortgage Loan Trust Ser. 00-1, Class A4, 8.61s, 2028		1,092,765	1,105,742
Aegis Asset Backed Securities Trust 144A
Ser. 04-1N, Class Note, 5s, 2034		145,550	145,550
Ser. 04-2N, Class N1, 4 1/2s, 2034		381,164	380,390
Ser. 04-4N, Class Note, 5s, 2034		610,726	609,963
Ser. 04-5N, Class Note, 5s, 2034		505,281	504,808
Ser. 04-6N, Class Note, 4 3/4s, 2035		788,061	783,751
AFC Home Equity Loan Trust Ser. 99-2, Class 1A, 3.87s, 2029		7,437,540	7,465,431
American Express Credit Account Master Trust 144A Ser. 04-C, Class C, 3.888s, 2012		12,195,758	12,197,660
American Home Mortgage Investment Trust
FRN Ser. 04-3, Class 2A, 3.59s, 2034		8,251,127	8,146,896
FRN Ser. 04-3, Class 3A, 3.71s, 2034		5,320,861	5,258,719
FRN Ser. 05-1, Class 5A1, 5.001s, 2045		5,008,433	5,016,259
Americredit Automobile Receivables Trust 144A Ser. 05-1, Class E, 5.82s, 2012		1,020,000	1,022,754
Ameriquest Finance NIM Trust 144A
Ser. 04-IAN, Class 1A, 5.437s, 2034 (Cayman Islands)		233,006	233,006
Ser. 04-IAN1, Class B, 8.835s, 2034 (Cayman Islands)		300,000	300,000
Ser. 04-RN9, Class N1, 4.8s, 2034 (Cayman Islands)		965,838	965,838
Ameriquest Mortgage Securities, Inc.
Ser. 03-12, Class S, IO, 5s, 2006		4,829,729	152,438
Ser. 03-6, Class S, IO, 5s, 2033		5,694,597	90,535
Ser. 03-8, Class S, IO, 5s, 2006		6,041,117	146,799
AQ Finance NIM Trust 144A Ser. 03-N9A, Class Note, 7.385s, 2033 (Cayman Islands)		46,239	46,239
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		1,993,000	2,080,817
Ser. 04-1A, Class E, 6.42s, 2039		1,469,204	1,494,456
Argent NIM Trust 144A
Ser. 04-WN2, Class A, 4.55s, 2034 (Cayman Islands)		103,605	104,674
Ser. 04-WN9, Class A, 5.19s, 2034 (Cayman Islands)		360,770	360,601
Asset Backed Funding Corp. NIM Trust 144A
Ser. 03-WMC1, Class Note, 6.9s, 2033		238,486	239,093
Ser. 04-0PT1, Class N1, 4.55s, 2033 (Cayman Islands)		332,347	331,731
Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)		437,956	437,143
Ser. 04-AHL1, Class Note, 5.6s, 2033		730,182	731,265
Ser. 04-FF1, Class N1, 5s, 2034 (Cayman Islands)		496,318	496,407
Ser. 04-FF1, Class N2, 5s, 2034 (Cayman Islands)		75,000	69,127
Asset Backed Securities Corp. Home Equity Loan Trust
Ser. 03-HE5, Class A, IO, 4s, 2033		8,189,958	154,856
FRB Ser. 04-HE9, Class A2, 4.01s, 2034		1,396,940	1,399,889
FRB Ser. 05-HE1, Class A3, 3.93s, 2035		1,693,111	1,693,111
FRN Ser. 04-HE1, Class A3, 3.97s, 2034		260,620	260,814
Aviation Capital Group Trust 144A FRN Ser. 03-2A, Class G1, 4.31s, 2033		1,531,314	1,533,587
Banc of America Funding Corp. 144A Ser. 04-NIM1, Class Note, 6s, 2034		369,357	369,357
Bank One Issuance Trust FRB Ser. 03-C4, Class C4, 4.79s, 2011		1,390,000	1,415,937
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014		534,000	534,000
Bayview Financial Acquisition Trust
Ser. 03-E, Class A, IO, 4s, 2006		7,951,186	95,414
Ser. 04-D, Class A, IO, 3 1/2s, 2007		28,298,839	1,162,159
Ser. 05-B, Class A, IO, 2.702s, 2039		18,646,033	665,663
FRB Ser. 04-D, Class A, 4.06s, 2044		5,328,528	5,335,189
FRN Ser. 03-F, Class A, 4.17s, 2043		4,050,253	4,061,189
FRN Ser. 03-G, Class A1, 4.27s, 2039		6,300,000	6,311,813
Bayview Financial Asset Trust Ser. 03-X, Class A, IO, 0.9s, 2006		55,964,367	937,700
Bayview Financial Asset Trust 144A
Ser. 03-Z, Class AIO1, IO, 0.426s, 2005		82,531,834	77,863
FRN Ser. 03-SSRA, Class A, 4.34s, 2038		1,951,299	1,962,812
FRN Ser. 03-SSRA, Class M, 4.99s, 2038		2,228,472	2,252,763
FRN Ser. 04-SSRA, Class A1, 4.24s, 2039		2,760,335	2,772,204
Bear Stearns Alternate Trust
Ser. 04-11, Class 2A2, 4.955s, 2034		4,531,454	4,536,429
Ser. 04-12, Class 2A2, 5.069s, 2035		10,785,278	10,814,249
Ser. 04-9, Class 1A1, 5.061s, 2034		1,729,535	1,733,542
Ser. 05-2, Class 2A2A, 4.878s, 2035		2,019,448	2,020,064
Ser. 05-3, Class 2A1, 5.065s, 2035		5,149,087	5,161,584
Ser. 05-4, Class 22A2, 5.287s, 2035		7,810,387	7,857,686
Ser. 05-5, Class 21A1, 4.695s, 2035		7,054,408	7,067,635
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-FR1, Class A1, 5s, 2034 (Cayman Islands)		665,561	665,561
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)		698,416	694,815
Ser. 04-HE10, Class A2, 5s, 2034 (Cayman Islands)		347,000	346,133
Ser. 04-HE5N, Class A1, 5s, 2034 (Cayman Islands)		349,897	349,897
Ser. 04-HE5N, Class A2, 5s, 2034 (Cayman Islands)		322,000	321,497
Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)		384,892	384,892
Ser. 04-HE7N, Class A1, 5 1/4s, 2034		543,727	543,727
Ser. 04-HE8N, Class A1, 5s, 2034		239,514	239,290
Bear Stearns Asset Backed Securities, Inc.
Ser. 03-AC1, Class A, IO, 5s, 2005		11,961,600	49,472
Ser. 03-AC4, Class A, IO, 5s, 2006		14,000,800	343,458
FRN Ser. 03-1, Class A1, 4.14s, 2042		1,600,529	1,603,029
FRN Ser. 03-3, Class A2, 4.23s, 2043		2,964,000	2,970,484
Capital Auto Receivables Asset Trust Ser. 05-1, Class D, 6 1/2s, 2011		1,776,000	1,748,250
Capital One Multi-Asset Execution Trust FRB Ser. 02-C1, Class C1, 6.52s, 2010		880,000	922,900
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011		589,590	583,270
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B3, 7.12s, 2011 (Cayman Islands)		424,178	427,824
FRB Ser. 04-AA, Class B4, 9.27s, 2011 (Cayman Islands)		533,163	540,702
CDO Repackaging Trust Series 144A FRN Ser. 03-2, Class A, 7.54s, 2008		4,870,000	5,271,775
Centex Home Equity Ser. 04-C, Class A, IO, 3 1/2s, 2006		7,640,650	159,489
Chase Credit Card Master Trust FRB Ser. 03-3, Class C, 4.85s, 2010		2,550,000	2,603,957
Chase Funding Net Interest Margin 144A
Ser. 04-1A, Class Note, 3 3/4s, 2035		15,444	15,426
Ser. 04-OPT1, Class Note, 4.458s, 2034		914,723	910,150
CHEC NIM Ltd., 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)		585,532	585,498
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)		350,000	348,002
Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)		223,000	191,780
Citibank Credit Card Issuance Trust FRN Ser. 01-C1, Class C1, 4.679s, 2010		1,390,000	1,413,565
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		8,500,000	7,463,969
Ser. 00-4, Class A6, 8.31s, 2032		8,633,000	7,460,639
Ser. 00-5, Class A4, 7.47s, 2032		4,359,029	4,444,274
Ser. 00-5, Class A6, 7.96s, 2032		4,808,000	4,180,210
Ser. 01-1, Class A4, 6.21s, 2032		6,935,489	7,028,543
Ser. 01-1, Class A5, 6.99s, 2032		281,000	262,256
Ser. 01-3, Class A4, 6.91s, 2033		7,886,000	7,712,398
Ser. 01-4, Class A4, 7.36s, 2033		7,948,000	7,992,898
Ser. 01-4, Class B1, 9.4s, 2033		2,107,130	305,534
Ser. 02-1, Class A, 6.681s, 2033		13,041,329	13,429,894
Ser. 02-1, Class M2, 9.546s, 2033		5,593,000	2,684,640
Ser. 02-2, Class A, IO, 8 1/2s, 2033		10,698,301	2,727,821
Consumer Credit Reference IDX Securities 144A FRN Ser. 02-1A, Class A, 5.444s, 2007		3,653,000	3,697,760
Countrywide Alternative Loan Trust
Ser. 05-24, Class 1AX, IO, 0.702s, 2035		24,587,427	706,889
Ser. 05-24, Class IIAX, IO, 1.126s, 2035		29,759,799	1,153,192
Countrywide Asset Backed Certificates 144A
Ser. 04-11N, Class N, 5 1/4s, 2036		434,030	434,573
Ser. 04-14N, 5s, 2036		787,728	787,974
Ser. 04-1NIM, Class Note, 6s, 2034		1,506,395	1,510,763
Ser. 04-6N, Class N1, 6 1/4s, 2035		2,694,919	2,704,183
Ser. 04-BC1N, Class Note, 5 1/2s, 2035		590,105	590,474
Countrywide Home Loans
Ser. 05-2, Class 2X, IO, 1.247s, 2035		38,224,198	1,069,085
Ser. 05-9, Class 1X, IO, 0.655s, 2035		34,153,754	960,574
Countrywide Partnership Trust 144A Ser. 04-EC1N, Class N, 5s, 2035		741,135	741,367
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038 (Cayman Islands)		2,157,000	2,217,827
CS First Boston Mortgage Securities Corp. 144A Ser. 04-FR1N, Class A, 5s, 2034		2,348,125	2,345,190
Fieldstone Mortgage Investment Corp. FRN Ser. 05-1, Class M3, 4.18s, 2035		859,000	859,000
Finance America NIM Trust 144A Ser. 04-1, Class A, 5 1/4s, 2034		512,948	513,615
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class D, 7.695s, 2039		6,500,001	6,604,611
First Consumers Master Trust FRB Ser. 01-A, Class A, 4.08s, 2008		1,056,544	1,047,959
First Franklin Mortgage Loan NIM Trust 144A
Ser. 04-FF1, Class N1, 4 1/2s, 2034		67,261	67,072
Ser. 04-FF10, Class N1, 4.45s, 2034 (Cayman Islands)		541,235	540,490
Ser. 04-FF7A, Class A, 5s, 2034		541,176	541,176
First Horizon Mortgage Pass-Through Trust Ser. 05-AR2, Class 1A1, 4.843s, 2035		4,647,332	4,648,836
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023		1,055,207	1,055,867
Fort Point CDO, Ltd. FRN Ser. 03-2A, Class A2, 4.92s, 2038		834,000	842,590
Foxe Basin, Ltd. FRN Ser. 03-1A, Class A1, 3.91s, 2015 (Cayman Islands)		2,600,000	2,608,580
Fremont NIM Trust 144A
Ser. 04-3, Class A, 4 1/2s, 2034		1,248,963	1,245,716
Ser. 04-3, Class B, 7 1/2s, 2034		350,903	317,602
Ser. 04-A, Class Note, 4 3/4s, 2034		230,678	229,986
Ser. 04-B, Class Note, 4.703s, 2034		196,237	196,482
Ser. 04-D, Class N1, 4 1/2s, 2034 (Cayman Islands)		981,749	980,646
Ser. 04-D, Class N2, 7 1/2s, 2034 (Cayman Islands)		145,544	145,106
G-Force CDO, Ltd. 144A
Ser. 02-1A, Class D, 7.61s, 2037 (Cayman Islands)		416,000	444,673
Ser. 02-1A, Class E, 8 1/4s, 2037 (Cayman Islands)		942,000	1,037,525
Ser. 03-1A, Class E, 6.58s, 2038 (Cayman Islands)		1,241,000	1,273,770
G-Star, Ltd. 144A FRN Ser. 02-2A, Class BFL, 5.64s, 2037 (Cayman Islands)		417,000	436,257
GE Capital Credit Card Master Note Trust FRN Ser. 04-2, Class C, 4.25s, 2010		2,444,480	2,444,480
GE Corporate Aircraft Financing, LLC 144A Ser. 04-1A, Class B, 4.164s, 2018		424,669	424,414
GEBL 144A
Ser. 04-2, Class C, 4.07s, 2032		400,002	400,252
Ser. 04-2, Class D, 5.97s, 2032		1,066,672	1,066,672
GMAC Mortgage Corp. Loan Trust
Ser. 04-HE5, Class A, IO, 6s, 2007		11,715,000	810,898
Ser. 05-AR1, Class 1A2, 4.43s, 2035		3,300,029	3,281,724
Goldentree Loan Opportunities II, Ltd. 144A FRN Ser. 2A, Class 4, 6.979s, 2015 (Cayman Islands)		750,000	761,025
Granite Mortgages PLC
FRN Ser. 01-1, Class 1C, 5.02s, 2041 (United Kingdom)		4,741,335	4,806,528
FRN Ser. 02-1, Class 1C, 4.92s, 2042 (United Kingdom)		1,140,000	1,157,898
FRN Ser. 02-2, Class 1C, 4.87s, 2043 (United Kingdom)		860,000	873,760
FRN Ser. 04-1, Class 1C, 4.33s, 2044 (United Kingdom)		2,130,000	2,138,653
Green Tree Financial Corp.
Ser. 95-8, Class B1, 7.3s, 2026		467,121	364,818
Ser. 97-4, Class A7, 7.36s, 2029		477,145	502,195
Ser. 97-6, Class A8, 7.07s, 2029		474,426	494,204
Ser. 97-6, Class A9, 7.55s, 2029		1,208,394	1,282,013
Ser. 97-7, Class A8, 6.86s, 2029		372,180	385,497
Ser. 99-3, Class A5, 6.16s, 2031		397,547	399,286
Ser. 99-3, Class A6, 6 1/2s, 2031		1,473,000	1,496,141
Ser. 99-5, Class A5, 7.86s, 2030		19,225,000	17,090,794
Greenpoint Manufactured Housing Ser. 00-3, Class IA, 8.45s, 2031		5,611,276	5,411,621
Greenpoint Mortgage Funding Trust Ser. 05-AR1, Class X1, IO, 1.654s, 2045		28,387,252	993,554
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		3,649,425	3,592,520
GSAMP Trust 144A
Ser. 04-FM1N, Class Note, 5 1/4s, 2033		165,426	165,426
Ser. 04-HE1N, Class N1, 5s, 2034		459,184	458,496
Ser. 04-NIM1, Class N1, 5 1/2s, 2034		2,636,774	2,635,719
Ser. 04-NIM1, Class N2, zero %, 2034		1,990,000	1,465,635
Ser. 04-NIM2, Class N, 4 7/8s, 2034		3,020,667	3,007,678
Ser. 04-SE2N, Class Note, 5 1/2s, 2034		320,560	320,239
Ser. 05-NC1, Class N, 5s, 2035		1,061,662	1,059,008
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1A3, 8s, 2035		219,924	236,248
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035		2,767,020	2,929,260
Ser. 05-RP2, Class 1A3, 8s, 2035		2,220,635	2,380,266
Guggenheim Structured Real Estate Funding, Ltd. FRB Ser. 05-1A, Class D, 5.17s, 2030 (Cayman Islands)		1,609,000	1,607,483
High Income Trust Securities 144A FRB Ser. 03-1A, Class A, 4.07s, 2036 (Cayman Islands)		3,134,407	3,079,555
Holmes Financing PLC
FRB Ser. 1, Class 2C, 4.749s, 2040 (United Kingdom)		22,675,000	22,724,885
FRB Ser. 4, Class 3C, 4.899s, 2040 (United Kingdom)		860,000	871,008
FRB Ser. 8, Class 2C, 4.319s, 2040 (United Kingdom)		976,000	980,575
Home Equity Asset Trust 144A
Ser. 02-5N, Class A, 8s, 2033		36,550	36,550
Ser. 03-7N, Class A, 5 1/4s, 2034		65,623	64,967
Ser. 04-1N, Class A, 5s, 2034		200,269	199,268
Ser. 04-3N, Class A, 5s, 2034		392,873	391,596
Ser. 04-4N, Class A, 5s, 2034		747,879	744,140
Ser. 04-5N, Class A, 5 1/4s, 2034		1,810,832	1,806,304
Ser. 04-7N, Class A, 4 1/2s, 2035		3,627,078	3,599,874
Ser. 05-6N, Class A, 5 1/4s, 2035		1,318,511	1,315,215
Hyundai Auto Receivables Trust Ser. 04-A, Class D, 4.1s, 2011		551,000	541,543
IMPAC Secured Assets Corp. Ser. 03-1, Class A, IO, 5s, 2005		1,350,595	362
Lehman Manufactured Housing Ser. 98-1, Class 1, IO, 0.811s, 2028		37,231,400	757,074
LNR CDO, Ltd. 144A
FRB Ser. 02-1A, Class FFL, 6.39s, 2037 (Cayman Islands)		6,071,000	6,071,000
FRB Ser. 03-1A, Class EFL, 6.62s, 2036 (Cayman Islands)		4,150,000	4,436,765
Long Beach Asset Holdings Corp. NIM Trust 144A
Ser. 04-2, Class N1, 4.94s, 2034		258,286	258,286
Ser. 04-5, Class Note, 5s, 2034		913,985	914,168
Ser. 05-1, Class N1, 4.115s, 2035		2,951,443	2,951,443
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006		27,920,818	1,137,773
Ser. 04-3, Class S2, IO, 4 1/2s, 2006		13,960,326	568,883
Madison Avenue Manufactured Housing Contract
Ser. 02-A IO, 0.3s, 2032		237,072,772	2,667,069
FRB Ser. 02-A, Class B1, 6.89s, 2032		5,098,734	2,498,380
Marriott Vacation Club Owner Trust 144A
Ser. 04-2A, Class C, 4.741s, 2026		260,013	252,971
Ser. 04-2A, Class D, 5.389s, 2026		224,876	218,906
FRB Ser. 02-1A, Class A1, 4.31s, 2024		3,272,310	3,299,630
Master Asset Backed Securities NIM Trust 144A
Ser. 04-CI3, Class N1, 4.45s, 2034		94,197	94,094
Ser. 04-CI5, Class N1, 4.946s, 2034		458,926	459,844
Ser. 04-CI5, Class N2, 9s, 2034		800,000	790,000
Ser. 04-HE1A, Class Note, 5.191s, 2034		447,899	449,243
Master Reperforming Loan Trust 144A Ser. 05-1, Class 1A4, 7 1/2s, 2034		2,857,319	3,024,294
MBNA Credit Card Master Note Trust FRN Ser. 03-C5, Class C5, 4.95s, 2010		2,550,000	2,615,282
Merit Securities Corp. FRB Ser. 11PA, Class 3A1, 4.29s, 2027		9,075,817	8,712,785
Merrill Lynch Mortgage Investors, Inc.
Ser. 03-WM3N, Class N1, 8s, 2034		21,977	21,977
Ser. 04-OP1N, Class N1, 4 3/4s, 2035 (Cayman Islands)		378,145	376,727
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 03-OP1N, Class N1, 7 1/4s, 2034		86,032	86,073
Ser. 03-WM1N, Class N1, 7s, 2033		242,671	243,278
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)		184,196	184,282
Ser. 04-HE1N, Class N1, 5s, 2006		314,939	313,660
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)		728,864	725,447
Ser. 04-WM2N, Class N1, 4 1/2s, 2005		345,624	344,111
Ser. 04-WM3N, Class N1, 4 1/2s, 2005		588,592	586,292
Ser. 05-WM1N, Class N1, 5s, 2035		1,732,921	1,733,733
Metris Master Trust FRN Ser. 04-2, Class C, 4.96s, 2010		1,665,000	1,673,437
Metris Master Trust 144A
FRB Ser. 04-2, Class D, 6.86s, 2010		824,000	836,360
FRN Ser. 00-3, Class C, 4.99s, 2009		25,000	25,023
FRN Ser. 01-2, Class C, 5.51s, 2009		1,379,000	1,379,592
Mid-State Trust
Ser. 10, Class B, 7.54s, 2036		1,082,118	963,391
Ser. 11, Class B, 8.221s, 2038		1,022,429	1,040,945
MMCA Automobile Trust Ser. 02-1, Class B, 5.37s, 2010		3,780,128	3,765,764
Morgan Stanley ABS Capital I FRB Ser. 04-WMC3, Class A2PT, 3.93s, 2035		3,477,833	3,479,120
Morgan Stanley Auto Loan Trust Ser. 04-HB2, Class D, 3.82s, 2012		167,149	166,564
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011		1,145,000	1,137,606
Ser. 04-HB2, Class E, 5s, 2012		633,000	609,641
Morgan Stanley Dean Witter Capital I
FRB Ser. 01-NC3, Class B1, 6.09s, 2031		412,899	413,148
FRB Ser. 01-NC4, Class B1, 6.14s, 2032		489,496	490,150
Morgan Stanley Mortgage Loan Trust Ser. 05-3AR, Class 2A2, 5.29s, 2035		9,570,132	9,629,945
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1, 4.28s, 2015 (Cayman Islands)		1,555,000	1,559,665
Navistar Financial Corp. Owner Trust Ser. 05-A, Class C, 4.84s, 2014		812,000	808,779
Neon Capital, Ltd. 144A limited recourse sec. notes Ser. 96, 1.458s, 2013 (Cayman Islands) (F) (g)		1,026,842	219,383
New Century Home Equity Loan Trust Ser. 03-5, Class AI7, 5.15s, 2033		2,365,000	2,321,026
New Century Mortgage Corp. NIM Trust 144A Ser. 03-B, Class Note, 6 1/2s, 2033		95,979	96,099
Newcastle CDO, Ltd. 144A FRB Ser. 3A, Class 4FL, 6.84s, 2038 (Cayman Islands)		966,000	987,735
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT, 9.304s, 2035		1,191,400	1,285,595
Nomura Asset Acceptance Corp. 144A Ser. 04-R2, Class PT, 10.118s, 2034		626,768	676,713
Novastar NIM Trust 144A
Ser. 04-N1, Class Note, 4.458s, 2034		82,711	82,711
Ser. 04-N2, Class Note, 4.458s, 2034		418,333	418,333
Oakwood Mortgage Investors, Inc. Ser. 02-C, Class A1, 5.41s, 2032		7,243,259	6,344,363
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030		1,089,463	1,013,725
Ocean Star PLC 144A FRB Ser. 04, Class D, 6.08s, 2018 (Ireland)		798,000	798,000
Option One Mortgage Securities Corp. NIM Trust 144A Ser. 04-2A, Class N1, 4.213s, 2034 (Cayman Islands)		1,375,202	1,375,202
Option One Woodbridge Loan Trust 144A Ser. 03-1, Class S, IO, 3.7s, 2005		1,926,930	382
Origen Manufactured Housing Ser. 04-B, Class A2, 3.79s, 2017		551,000	538,861
Park Place Securities NIM Trust 144A
Ser. 04-MCWN1, Class A, 4.458s, 2034		278,853	278,853
Ser. 04-WCW2, Class D, 7.387s, 2034 (Cayman Islands)		1,268,000	1,272,818
Ser. 04-WHQ2, Class A, 4s, 2035		1,565,712	1,553,969
Park Place Securities, Inc. FRB Ser. 04-WHQ2, Class A3A, 3.99s, 2035		2,627,755	2,631,983
People's Choice Net Interest Margin Note 144A
Ser. 04-2, Class A, 5s, 2034		1,835,943	1,840,070
Ser. 04-2, Class B, 5s, 2034		428,000	387,768
Permanent Financing PLC FRB Ser. 3, Class 3C, 4.98s, 2042 (United Kingdom)		2,510,000	2,556,769
Providian Gateway Master Trust FRB Ser. 04-EA, Class E, 6.388s, 2011		3,450,000	3,402,611
Providian Gateway Master Trust 144A
Ser. 04-DA, Class D, 4.4s, 2011		1,183,000	1,154,904
FRB Ser. 04-AA, Class D, 5.62s, 2011		1,400,000	1,428,700
FRN Ser. 04-BA, Class D, 5.17s, 2010		850,000	856,035
FRN Ser. 04-EA, Class D, 4.69s, 2011		2,100,000	2,118,540
Renaissance Home Equity Loan Trust Ser. 03-2, Class A, IO, 3s, 2005		1,598,147	15,086
Renaissance NIM Trust 144A
Ser. 04-A, Class Note, 4.45s, 2034		295,901	295,546
Ser. 05-1, Class N, 4.7s, 2035		943,603	943,603
Residential Accredit Loans, Inc.
Ser. 04-QA5, Class A2, 4.994s, 2034		1,164,511	1,166,445
Ser. 04-QA6, Class NB1, 4.978s, 2034		6,189,291	6,197,521
Ser. 05-QA4, Class A21, 5.281s, 2035		5,856,529	5,893,558
Residential Asset Mortgage Products, Inc.
Ser. 02-SL1, Class AI3, 7s, 2032		368,000	367,895
Ser. 04-RZ2, Class A, IO, 3 1/2s, 2006		6,066,667	123,178
Residential Asset Securities Corp. Ser. 03-KS4, Class AI, IO, 3 1/2s, 2005		629,517	4,856
Residential Asset Securities Corp. 144A
Ser. 04-N10B, Class A1, 5s, 2034		1,476,229	1,470,462
Ser. 04-NT, Class Note, 5s, 2034		1,300,291	1,292,164
Ser. 04-NT12, Class Note, 4.7s, 2035		559,822	559,808
Residential Asset Securities Corp. NIM Trust 144A Ser. 05-NTR1, Class Note, 4 1/4s, 2035		2,950,575	2,942,738
Residential Funding Mortgage Securities II
Ser. 03-HS1, Class AI, IO, 5 1/2s, 2033		12,047,024	51,802
Ser. 03-HS2, Class AI, IO, 5 1/2s, 2005		5,119,355	86,389
Ser. 03-HS3, Class AI, IO, 5s, 2006		4,964,958	87,880
SAIL Net Interest Margin Notes 144A
Ser. 03-12A, Class A, 7.35s, 2033 (Cayman Islands)		249,878	251,278
Ser. 03-13A, Class A, 6 3/4s, 2033 (Cayman Islands)		106,800	107,142
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)		5,575	5,559
Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman Islands)		205,384	204,583
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		181,286	180,506
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)		62,749	62,956
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)		165,204	163,767
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)		368,645	368,867
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)		272,740	265,049
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)		2,679,290	2,680,094
Ser. 04-11A, Class A2, 4 3/4s, 2035 (Cayman Islands)		2,691,284	2,691,989
Ser. 04-2A, Class A, 5 1/2s, 2034 (Cayman Islands)		1,187,279	1,187,516
Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)		1,397,787	1,398,067
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)		620,000	585,714
Ser. 04-5A, Class A, 4 1/2s, 2034 (Cayman Islands)		446,974	446,706
Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)		940,143	939,485
Ser. 04-7A, Class B, 6 3/4s, 2034 (Cayman Islands)		232,580	227,788
Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)		623,620	623,744
Ser. 04-8A, Class B, 6 3/4s, 2034 (Cayman Islands)		660,060	647,056
Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)		2,032,993	2,028,317
Ser. 04-BN2A, Class A, 5s, 2034 (Cayman Islands)		438,379	438,511
Ser. 04-BNCA, Class A, 5s, 2034 (Cayman Islands)		179,717	179,753
Ser. 05-1A, Class A, 4 1/4s, 2035		2,629,686	2,622,978
Ser. 05-2A, Class A, 4 3/4s, 2035 (Cayman Islands)		834,033	834,256
Sasco Net Interest Margin Trust 144A
Ser. 05-NC1A, Class A, 4 3/4s, 2035		2,797,027	2,797,735
Ser. 05-WF1A, Class A, 4 3/4s, 2035		978,522	980,772
Saxon Net Interest Margin Trust 144A Ser. 03-A, Class A, 6.656s, 2033		438	438
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 03-0P1N, Class NA, 4.45s, 2033		387,468	387,468
Ser. 03-HE1N, Class N, 6.9s, 2033		119,037	119,334
Ser. 03-TC1N, Class N, 7.45s, 2033		14,867	14,867
Ser. 04-4N, Class Note, 6.65s, 2034		296,222	296,222
Ser. 04-HE1N, Class Note, 4.94s, 2034		400,367	400,367
Ser. 04-HE2N, Class NA, 5.43s, 2034		235,571	234,982
Ser. 04-HE4N, Class NA, 3 3/4s, 2034		2,714,776	2,701,202
Ser. 04-HS1N, Class Note, 5.92s, 2034		266,484	266,484
Ser. 04-RM2N, Class NA, 4s, 2035		1,329,172	1,324,254
South Coast Funding 144A FRB Ser. 3A, Class A2, 4.43s, 2038 (Cayman Islands)		760,000	763,800
Structured Asset Receivable Trust 144A, Class CTFS, Ser. 05-1, 5s, 2015		6,741,000	6,644,098
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-10, Class 1A1, 4.922s, 2034		2,532,281	2,541,589
Ser. 04-12, Class 1A2, 5.017s, 2034		3,604,972	3,620,449
Ser. 04-14, Class 1A, 5.106s, 2034		4,032,075	4,051,505
Ser. 04-16, Class 1A2, 5.02s, 2034		4,868,564	4,886,700
Ser. 04-18, Class 1A1, 5.053s, 2034		4,054,175	4,068,357
Ser. 04-20, Class 1A2, 5.081s, 2035		8,302,683	8,335,248
Ser. 04-4, Class 1A1, 4.757s, 2034		208,538	209,063
Ser. 04-6, Class 1A, 4.382s, 2034		10,969,276	10,955,600
Ser. 04-8, Class 1A3, 4.697s, 2034		91,917	91,860
Ser. 05-1, Class 1A1, 5.148s, 2035		12,917,307	12,973,089
Ser. 05-4, Class 1A1, 5.393s, 2035		9,740,895	9,812,150
Ser. 05-7, Class 1A1, 5.407s, 2035		6,203,153	6,249,167
Ser. 05-7, Class 1A3, 5.405s, 2035		12,969,310	13,067,648
Ser. 05-9, Class AX, IO, 0.492s, 2035		68,931,005	2,061,037
Structured Adjustable Rate Mortgage Loan Trust 144A Ser. 04-NP2, Class A, 3.664s, 2034		2,831,629	2,831,912
Structured Asset Investment Loan Trust Ser. 04-3, Class A, IO, 6s, 2005		27,523,740	256,034
Structured Asset Securities Corp.
Ser. 03-26A, Class 2A, 4.563s, 2033		3,222,015	3,241,425
Ser. 03-40A, Class 1A, 4.898s, 2034		1,765,835	1,780,680
Ser. 04-8, Class 1A1, 4.697s, 2034		2,366,672	2,369,945
Ser. 05-10, Class 3A3, 10.685s, 2034		4,710,904	4,717,735
Ser. 98-RF3, Class A, IO, 6.1s, 2028		7,658,367	938,150
IFB Ser. 05-6, Class 5A8, 7.271s, 2035		5,910,338	5,561,431
Structured Asset Securities Corp. 144A
FRB Ser. 03-NP2, Class A2, 4.19s, 2032		1,916,435	1,916,435
FRN Ser. 03-NP_, Class A1, 4.14s, 2033		322,606	322,638
Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B, 4.06s, 2035		4,234,000	4,241,000
TIAA Real Estate CD0, Ltd. Ser. 03-1A, Class E, 8s, 2038 (Cayman Islands)		2,298,000	2,206,008
Wells Fargo Home Equity Trust 144A
Ser. 04-1N, Class A, 5s, 2034		562,589	562,702
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)		1,661,129	1,661,030
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)		1,102,000	1,068,940
Wells Fargo Mortgage Backed Securities Trust Ser. 05-AR12, Class 2A5, 4.322s, 2035		26,139,107	25,600,738
WFS Financial Owner Trust
Ser. 04-1, Class D, 3.17s, 2011		635,360	626,922
Ser. 04-3, Class D, 4.07s, 2012		1,072,163	1,061,549
Ser. 04-4, Class D, 3.58s, 2012		701,468	691,740
Ser. 05-1, Class D, 4 1/4s, 2012		826,000	815,882
Whole Auto Loan Trust Ser. 03-1, Class C, 3.13s, 2010		379,369	375,889
Whole Auto Loan Trust 144A
Ser. 03-1, Class D, 6s, 2010		1,569,758	1,570,089
Ser. 04-1, Class D, 5.6s, 2011		5,373,351	5,348,164

Total asset-backed securities (cost $707,642,363)			$692,590,158

CORPORATE BONDS AND NOTES (13.5%)(a)
		Principal amount	Value

Basic Materials (0.5%)

Alcan, Inc. notes 5s, 2015 (Canada)		$660,000	$651,392
Dow Chemical Co. (The) debs. 8.55s, 2009		1,850,000	2,084,623
Dow Chemical Co. (The) notes 6s, 2012		70,000	75,030
Dow Chemical Co. (The) Pass Through Trust 144A company guaranty 4.027s, 2009		1,950,000	1,882,884
Georgia-Pacific Corp. sr. notes 8s, 2014		970,000	1,067,000
ICI Wilmington, Inc. company guaranty 5 5/8s, 2013		1,585,000	1,611,722
International Paper Co. notes 6 3/4s, 2011		865,000	937,247
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014		570,000	578,558
Newmont Mining Corp. notes 5 7/8s, 2035		830,000	834,345
Potash Corp. of Saskatchewan notes 7 3/4s, 2011 (Canada)		670,000	766,266
Praxair, Inc. notes 6 3/8s, 2012		770,000	839,276
Weyerhaeuser Co. debs. 7.95s, 2025		1,310,000	1,567,997
Weyerhaeuser Co. debs. 7 1/8s, 2023		1,190,000	1,297,288
Weyerhaeuser Co. notes 6 3/4s, 2012		310,000	337,327

			14,530,955

Capital Goods (0.4%)

Boeing Capital Corp. sr. notes 6.1s, 2011		105,000	111,721
Boeing Co. (The) debs. 6 7/8s, 2043		990,000	1,208,964
Bunge Ltd. Finance Corp. notes 5.35s, 2014		1,165,000	1,178,180
L-3 Communications Corp. 144A sr. sub. notes 6 3/8s, 2015		750,000	759,375
Lockheed Martin Corp. bonds 8 1/2s, 2029 (S)		1,680,000	2,365,810
Raytheon Co. debs. 7s, 2028		825,000	983,125
Raytheon Co. debs. 6 3/4s, 2018		15,000	16,980
Raytheon Co. debs. 6s, 2010		797,000	836,055
Raytheon Co. notes 8.3s, 2010		1,410,000	1,605,395
Raytheon Co. notes 4.85s, 2011		1,105,000	1,102,124
Sealed Air Corp. 144A notes 5 5/8s, 2013		1,315,000	1,329,188

			11,496,917

Communication Services (1.4%)

Ameritech Capital Funding company guaranty 6 1/4s, 2009		1,135,000	1,188,572
AT&T Corp. sr. notes 9 3/4s, 2031		825,000	1,068,375
AT&T Wireless Services, Inc. notes 8 1/8s, 2012		345,000	407,469
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031		2,000,000	2,763,074
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011		1,670,000	1,912,977
Bellsouth Capital Funding notes 7 3/4s, 2010		365,000	410,192
Bellsouth Telecommunications debs. 6 3/8s, 2028		40,000	43,291
Citizens Communications Co. sr. notes 6 1/4s, 2013		910,000	884,975
Deutsche Telekom International Finance BV bonds 8 1/2s, 2010 (Germany)		2,165,000	2,470,640
Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Germany)		1,725,000	2,307,455
France Telecom notes 9 1/4s, 2031 (France)		560,000	771,207
France Telecom notes 7 3/4s, 2011 (France)		1,405,000	1,609,000
Sprint Capital Corp. company guaranty 7 5/8s, 2011		1,800,000	2,031,455
Sprint Capital Corp. company guaranty 6.9s, 2019		1,565,000	1,771,932
Sprint Capital Corp. company guaranty 6 7/8s, 2028		4,930,000	5,571,679
Telecom Italia Capital SA company guaranty 5 1/4s, 2013 (Luxembourg)		1,775,000	1,785,038
Telecom Italia Capital SA 144A company guaranty 4s, 2010 (Luxembourg)		1,810,000	1,733,365
Telefonica Europe BV company guaranty 8 1/4s, 2030 (Netherlands)		725,000	991,664
Verizon Global Funding Corp. notes 7 3/4s, 2030 (S)		390,000	493,699
Verizon New England, Inc. sr. notes 6 1/2s, 2011		1,675,000	1,796,414
Verizon New Jersey, Inc. debs. 8s, 2022		1,050,000	1,266,161
Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013		1,420,000	1,383,385
Vodafone Group PLC notes 7 7/8s, 2030 (United Kingdom)		800,000	1,051,017

			35,713,036

Conglomerates (0.1%)

Tyco International Group SA company guaranty 7s, 2028 (Luxembourg)		930,000	1,104,754
Tyco International Group SA company guaranty 6 3/4s, 2011 (Luxembourg)		1,497,000	1,638,797

			2,743,551

Consumer Cyclicals (1.2%)

Cendant Corp. notes 6 1/4s, 2010		1,770,000	1,861,580
Cendant Corp. sr. notes 7 3/8s, 2013 (S)		2,150,000	2,417,922
D.R. Horton, Inc. company guaranty 8s, 2009		495,000	538,455
D.R. Horton, Inc. sr. notes 5 7/8s, 2013		1,335,000	1,325,436
DaimlerChrysler NA Holding Corp. company guaranty 7.2s, 2009		5,550,000	5,969,697
DaimlerChrysler NA Holding Corp. company guaranty 6 1/2s, 2013		400,000	433,452
Ford Motor Co. debs. 9.98s, 2047		1,321,000	1,265,935
Ford Motor Credit Corp. notes 7 3/8s, 2009		5,185,000	5,173,463
General Motors Acceptance Corp. FRN 4.559s, 2007 (S)		2,160,000	2,111,964
General Motors Acceptance Corp. FRN Ser. MTN, 4.509s, 2007		1,435,000	1,419,317
General Motors Acceptance Corp. FRN Ser. MTN, 4.67s, 2007		2,370,000	2,331,303
GTECH Holdings Corp. notes 4 3/4s, 2010		1,105,000	1,082,307
Harrah's Operating Co., Inc. 144A bonds 5 5/8s, 2015		580,000	587,589
Hilton Hotels Corp. notes 8 1/4s, 2011		1,790,000	2,056,089
JC Penney Co., Inc. debs. 7 1/8s, 2023		990,000	1,093,116
May Department Stores Co. (The) notes 5 3/4s, 2014		440,000	454,573
Park Place Entertainment Corp. sr. notes 7 1/2s, 2009		465,000	507,431
Park Place Entertainment Corp. sr. notes 7s, 2013		555,000	606,790

			31,236,419

Consumer Staples (1.4%)

AOL Time Warner, Inc. bonds 7 5/8s, 2031		425,000	523,677
Chancellor Media Corp. company guaranty 8s, 2008		450,000	482,555
Clear Channel Communications, Inc. sr. notes 5 3/4s, 2013		145,000	139,943
Comcast Corp. company guaranty 4.95s, 2016		845,000	823,883
Cox Communications, Inc. notes 7 3/4s, 2010		445,000	496,339
Cox Communications, Inc. notes 6 3/4s, 2011		1,300,000	1,393,532
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010		1,450,000	1,628,910
CVS Corp. 144A pass-through certificates 6.117s, 2013		1,011,267	1,060,931
Delhaize America, Inc. company guaranty 8 1/8s, 2011		1,945,000	2,169,153
Diageo PLC company guaranty 8s, 2022		1,110,000	1,440,077
Jones Intercable, Inc. sr. notes 7 5/8s, 2008		4,795,000	5,127,572
Kraft Foods, Inc. notes 6 1/4s, 2012		4,365,000	4,711,817
Miller Brewing Co. 144A notes 5 1/2s, 2013		2,160,000	2,198,379
News America Holdings, Inc. debs. 7 3/4s, 2045		710,000	859,922
News America, Inc. debs. 7 1/4s, 2018		975,000	1,116,558
Supervalu, Inc. notes 7 7/8s, 2009		930,000	1,027,139
TCI Communications, Inc. debs. 8 3/4s, 2015		2,290,000	2,880,612
TCI Communications, Inc. debs. 7 7/8s, 2013		235,000	274,183
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023		960,000	1,202,863
Time Warner, Inc. debs. 9.15s, 2023		1,180,000	1,589,596
Time Warner, Inc. debs. 9 1/8s, 2013		3,645,000	4,533,487
Turner Broadcasting System, Inc. sr. notes 8 3/8s, 2013		685,000	825,334

			36,506,462

Energy (0.2%)

Buckeye Partners LP notes 5.3s, 2014		735,000	734,409
Enbridge Energy Partners LP sr. notes 5.35s, 2014		735,000	733,129
Forest Oil Corp. sr. notes 8s, 2011		755,000	830,500
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012		1,345,000	1,365,212
Sunoco, Inc. notes 4 7/8s, 2014		770,000	755,133

			4,418,383

Financial (5.6%)

Allfirst Financial Inc. sub. notes 7.2s, 2007		1,695,000	1,775,446
Associates First Capital Corp. debs. 6.95s, 2018		4,265,000	4,980,420
Associates First Capital Corp. sub. debs. 8.15s, 2009		5,285,000	5,951,021
AXA Financial, Inc. sr. notes 7 3/4s, 2010		2,070,000	2,337,312
Bank of America Corp. notes 4 3/4s, 2015		1,060,000	1,044,981
Bank of America Corp. sub. notes 7 3/4s, 2015		2,415,000	2,919,718
Bank of America Corp. sub. notes 7.4s, 2011		5,540,000	6,291,789
Bank of New York Co., Inc. (The) sr. sub. notes FRN 3.4s, 2013		735,000	708,971
Bank One Corp. sub. notes 5 1/4s, 2013		515,000	522,550
Bank United Corp. notes Ser. A, 8s, 2009		4,705,000	5,202,878
Block Financial Corp. notes 5 1/8s, 2014		980,000	951,134
Bosphorus Financial Services, Ltd. 144A sec. FRN 5.59s, 2012 (Cayman Islands)		3,675,000	3,674,291
Capital One Bank notes 6 1/2s, 2013		250,000	271,027
Capital One Bank notes Ser. BKNT, 4 7/8s, 2008		735,000	739,065
Capital One Bank sr. notes Ser. BKNT, 6.7s, 2008		775,000	815,791
CenterPoint Properties Trust notes Ser. MTN, 4 3/4s, 2010 (R)		1,035,000	1,018,430
CIT Group, Inc. sr. notes 7 3/4s, 2012		155,000	179,118
CIT Group, Inc. sr. notes 5s, 2015		690,000	680,909
CIT Group, Inc. sr. notes 5s, 2014 (S)		4,825,000	4,785,652
Citigroup, Inc. debs. 6 5/8s, 2028		3,430,000	3,936,916
Citigroup, Inc. sub. notes 5s, 2014		4,379,000	4,384,553
Colonial Properties Trust notes 6 1/4s, 2014 (R)		870,000	900,553
Countrywide Home Loans, Inc. company guaranty Ser. MTNL, 4s, 2011		997,000	950,009
Credit Suisse First Boston USA, Inc. notes 4 7/8s, 2015		1,040,000	1,032,398
Developers Diversified Realty Corp. notes 4 5/8s, 2010 (R)		600,000	587,362
Equity One, Inc. company guaranty 3 7/8s, 2009 (R)		2,400,000	2,295,772
ERP Operating LP notes 6.584s, 2015		735,000	807,274
First Chicago NBD Corp. sub. notes 6 3/8s, 2009		4,955,000	5,243,989
FleetBoston Financial Corp. sub. notes 7 3/8s, 2009		65,000	71,755
Franchise Finance Corp. of America sr. notes 8 3/4s, 2010 (R)		2,670,000	3,166,252
Fund American Cos. Inc. notes 5 7/8s, 2013 (S)		2,165,000	2,205,216
General Electric Capital Corp. notes Ser. A, 6 3/4s, 2032		1,000,000	1,199,027
General Electric Capital Corp. notes Ser. A, 6s, 2012		1,190,000	1,273,048
General Electric Capital Corp. notes Ser. MTNA, 6 1/8s, 2011		280,000	298,454
Goldman Sachs Group, Inc. (The) notes 5 1/8s, 2015		2,315,000	2,318,915
Goldman Sachs Group, Inc. (The) notes 4 3/4s, 2013		2,020,000	1,983,780
Greenpoint Capital Trust I company guaranty 9.1s, 2027		790,000	871,312
Hartford Financial Services Group, Inc. (The) sr. notes 7.9s, 2010		1,300,000	1,469,212
Heritage Property Investment Trust company guaranty 5 1/8s, 2014 (R)		985,000	964,035
Hospitality Properties Trust notes 6 3/4s, 2013 (R)		2,585,000	2,781,434
Household Finance Corp. notes 8s, 2010		855,000	969,408
Household Finance Corp. notes 7s, 2012		5,330,000	5,936,991
HRPT Properties Trust bonds 5 3/4s, 2014 (R)		710,000	725,046
HRPT Properties Trust notes 6 1/4s, 2016 (R)		660,000	696,056
HSBC Finance Corp. notes 6 3/4s, 2011		2,930,000	3,199,777
HSBC Finance Corp. notes 5 1/4s, 2015		1,575,000	1,586,127
International Lease Finance Corp. FRN Ser. MTNP, 3.999s, 2010		2,530,000	2,525,059
International Lease Finance Corp. notes 4 3/4s, 2012		3,270,000	3,196,373
International Lease Finance Corp. unsub. 4 3/4s, 2009		1,290,000	1,278,030
iStar Financial, Inc. sr. notes 8 3/4s, 2008 (R)		305,000	336,368
iStar Financial, Inc. sr. notes 6s, 2010 (R)		1,395,000	1,435,528
John Hancock Global Funding II 144A notes 7.9s, 2010		1,090,000	1,244,688
JPMorgan Chase & Co. sub. notes 5 1/8s, 2014		2,195,000	2,208,170
Kimco Realty Corp. notes Ser. MTNC, 5.19s, 2013 (R)		655,000	655,513
Lehman Brothers Holdings, Inc. notes 6 5/8s, 2012		110,000	120,191
Lehman Brothers Holdings, Inc. notes Ser. G, MTNG, 4.8s, 2014		1,275,000	1,263,349
Liberty Mutual Group 144A notes 6 1/2s, 2035		4,215,000	4,069,928
Loews Corp. notes 5 1/4s, 2016		630,000	617,421
Merrill Lynch & Co., Inc. notes Ser. B, 4 3/4s, 2009		955,000	959,059
MetLife, Inc. notes 5.7s, 2035		1,085,000	1,098,015
MetLife, Inc. notes 5s, 2015		600,000	599,051
MetLife, Inc. sr. notes 6 1/8s, 2011		665,000	709,953
Morgan Stanley Dean Witter & Co. sr. notes 6 3/4s, 2011		1,060,000	1,153,921
National City Bank bonds 4 5/8s, 2013		105,000	102,978
National City Bank sub. notes Ser. BKNT, 6 1/4s, 2011		2,795,000	3,016,853
Nationwide Financial Services, Inc. notes 5 5/8s, 2015		815,000	833,043
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033		965,000	1,099,680
PNC Funding Corp. bonds 5 1/4s, 2015 (S)		1,575,000	1,596,489
Popular North America, Inc. sub. notes 3 7/8s, 2008 (Puerto Rico)		1,580,000	1,547,259
Principal Life Global Funding I 144A sec. notes 5 1/4s, 2013		2,660,000	2,724,800
Protective Life Corp. notes 4.3s, 2013		1,435,000	1,370,289
Prudential Holdings LLC 144A bonds 8.695s, 2023		1,555,000	1,993,401
Rouse Co. (The) notes 7.2s, 2012 (R)		1,305,000	1,378,603
Simon Property Group LP notes 5 5/8s, 2014 (R) (S)		870,000	891,066
Steers Delaware Business Trust 144A notes 5.565s, 2005		1,490,000	1,495,096
Suncorp-Metway, Ltd. 144A notes FRN 3.5s, 2013 (Australia)		2,080,000	2,019,041
UBS AG/Jersey Branch FRN 6.43s, 2008 (Jersey)		5,000,000	5,150,000
Wachovia Bank NA sub. notes 4 7/8s, 2015		3,545,000	3,521,036
Washington Mutual Capital Trust I sr. notes 5s, 2012		245,000	244,945

			149,160,370

Health Care (0.3%)

American Home Products Corp. notes 6.95s, 2011		3,225,000	3,535,613
Bayer Corp. 144A FRB 6.2s, 2008		1,320,000	1,364,827
HCA, Inc. sr. notes 6.95s, 2012		605,000	636,626
Hospira, Inc. notes 5.9s, 2014		530,000	554,517
WellPoint, Inc. notes 5s, 2014		685,000	684,959
WellPoint, Inc. notes 4 1/4s, 2009		685,000	672,131
Wyeth notes 5 1/2s, 2013		10,000	10,348

			7,459,021

Technology (0.1%)

Computer Associates International, Inc. 144A sr. notes 5 5/8s, 2014		1,210,000	1,219,062
Motorola, Inc. notes 7 5/8s, 2010		630,000	708,247
Motorola, Inc. notes 4.608s, 2007		960,000	959,744

			2,887,053

Transportation (0.3%)

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018		2,168,015	2,162,595
Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017		600,887	593,376
CSX Corp. notes 6 3/4s, 2011		1,275,000	1,386,736
Norfolk Southern Corp. notes 7.05s, 2037		3,010,000	3,657,123
Norfolk Southern Corp. sr. notes 6 3/4s, 2011		155,000	169,934
Union Pacific Corp. 144A pass-through certificates 5.214s, 2014		470,000	472,482

			8,442,246

Utilities & Power (2.0%)

AEP Texas Central Co. sr. notes Ser. D, 5 1/2s, 2013		875,000	900,285
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013		840,000	861,711
Appalachian Power Co. sr. notes Ser. K, 5s, 2017		690,000	674,655
Atmos Energy Corp. notes 4.95s, 2014		1,115,000	1,096,015
Beaver Valley II Funding debs. 9s, 2017		1,220,000	1,421,532
Carolina Power & Light Co. 1st mtge. 6 1/8s, 2033		380,000	415,264
Carolina Power & Light Co. 1st mtge. 5.7s, 2035		1,035,000	1,072,134
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011		1,735,000	1,962,582
Cleveland Electric Illuminating Co. (The) 144A sr. notes Ser. D, 7.88s, 2017		670,000	832,160
Consolidated Natural Gas Co. sr. notes 5s, 2014		650,000	645,462
Consumers Energy Co. 1st mtge. 5.65s, 2020		290,000	296,260
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013		3,185,000	3,243,193
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013		1,035,000	1,047,385
Detroit Edison Co. 144A 1st mtge. 5.45s, 2035		640,000	635,894
FirstEnergy Corp. notes Ser. B, 6.45s, 2011		125,000	134,422
FirstEnergy Corp. notes Ser. C, 7 3/8s, 2031		878,000	1,055,943
Florida Power & Light Co. 1st mtge. 5.95s, 2033		1,285,000	1,411,574
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013		680,000	724,162
Kansas Gas & Electric 144A bonds 5.647s, 2021		375,000	370,455
Kinder Morgan, Inc. notes 5.15s, 2015		785,000	779,704
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012		2,095,000	2,275,613
MidAmerican Energy Holdings Co. sr. notes 4 5/8s, 2007		1,950,000	1,947,473
MidAmerican Energy Holdings Co. sr. notes 3 1/2s, 2008		345,000	332,909
Monongahela Power Co. 1st mtge. 5s, 2006		2,940,000	2,952,307
National Fuel Gas Co. notes 5 1/4s, 2013		980,000	986,248
Nevada Power Co. 2nd mtge. 9s, 2013		726,000	814,935
Nevada Power Co. 144A general ref. mtge. 5 7/8s, 2015		370,000	379,250
NiSource Finance Corp. company guaranty 7 7/8s, 2010		1,760,000	1,988,314
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033		490,000	595,993
Oncor Electric Delivery Co. sec. notes 6 3/8s, 2012		2,405,000	2,600,120
Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034		1,590,000	1,721,155
Pacific Gas & Electric Co. 1st mtge. 4.8s, 2014		715,000	705,783
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013		1,570,000	1,623,554
Pepco Holdings, Inc. notes 5 1/2s, 2007		1,080,000	1,097,176
Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012 (S)		1,655,602	1,699,194
PP&L Capital Funding, Inc. company guaranty Ser. D, 8 3/8s, 2007		790,000	842,184
Public Service Co. of Colorado sr. notes Ser. A, 6 7/8s, 2009		1,605,000	1,724,918
Public Service Co. of New Mexico sr. notes 4.4s, 2008		785,000	775,763
Public Service Electric & Gas Co. 1st mtge. FRN 6.38s, 2008		1,130,000	1,177,835
Rochester Gas & Electric notes 6 3/8s, 2033		995,000	1,138,260
Southern California Edison Co. 1st mtge. 6s, 2034		1,010,000	1,096,921
Southern California Edison Co. 1st mtge. 5s, 2016		470,000	469,457
Southern California Edison Co. 1st mtge. 5s, 2014		1,285,000	1,293,415
Tampa Electric Co. notes 6 7/8s, 2012		875,000	972,838
TGT Pipeline Co. 144A notes 5 1/2s, 2017		440,000	440,370
Westar Energy, Inc. 1st mtge. 5.1s, 2020		1,015,000	987,655
York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default) (F)(NON)		212,310	17,707

			52,238,139

Total corporate bonds and notes (cost $348,409,833)			$356,832,552

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Rating (RAT)	Principal amount	Value

NJ State Tpk. Auth. Rev. Bonds, Ser. B, AMBAC
4.252s, 1/1/16	Aaa	$1,705,000	$1,692,144
4.252s, 1/1/16 (Prerefunded)	Aaa	90,000	86,363
OR State G.O. Bonds (Taxable Pension), 5.892s, 6/1/27	Aa3	1,770,000	1,977,940

Total municipal bonds and notes (cost $3,564,989)			$3,756,447

UNITS (0.0%)(a) (cost $661,550)
		Units	Value

Cendant Corp. unit 4.89s, 2006		13,100	$654,666

SHORT-TERM INVESTMENTS (16.8%)(a)
		Principal amount/Shares	Value

Short-term investments held as collateral for loaned securities with yields ranging from 2.30% to 3.46% and due dates ranging from August 1, 2005 to August 17, 2005 (d)		$15,030,676	$15,026,030
Putnam Prime Money Market Fund (e)		247,873,344	247,873,344
Atlantic Asset Securitization LLC 3.37%, August 16, 2005		31,120,000	31,076,302
Countrywide Financial Corp. 3.32%, August 11, 2005		38,810,000	38,774,209
Park Granada, LLC 3.32%, August 11, 2005		25,000,000	24,976,944
Sheffield Receivables Corp. 3.31%, August 10, 2005		33,970,000	33,941,890
UBS Finance (Delaware), LLC zero %, August 15, 2005		50,000,000	49,935,250
U.S. Treasury Bill 2.93%, August 04, 2005 (SEG)		4,445,000	4,443,917

Total short-term investments (cost $446,047,886)			$446,047,886

TOTAL INVESTMENTS
Total investments (cost $2,954,712,972) (b)			$2,929,109,663

Putnam Income Fund
FUTURES CONTRACTS OUTSTANDING at 7/31/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro 90 day (Long)	41	$9,842,563	Sep-05	$(37,870)
Euro 90 day (Long)	20	4,786,750	Dec-05	(27,817)
Euro 90 day (Long)	11	2,629,825	Mar-06	(6,641)
Interest Rate Swap 10 yr (Long)	31	3,407,094	Sep-05	(88,154)
U.S. Treasury Bond 20 yr (Long)	2,986	344,323,125	Sep-05	(3,273,275)
U.S. Treasury Note 5 yr (Short)	771	82,653,609	Sep-05	188,071
U.S. Treasury Note 2 yr (Short)	612	126,368,438	Sep-05	611,709

Total				$(2,633,977)

Putnam Income Fund
TBA SALE COMMITMENTS OUTSTANDING at 7/31/05 (proceeds receivable $20,922,313) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FHLMC, 5 1/2s, August 1, 2020	$6,500,000	8/16/05	$6,628,985
FNMA, 4 1/2s, August 1, 2020	14,445,000	8/16/05	14,205,754

Total			$20,834,739

Putnam Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Merrill Lynch Capital Services, Inc. dated August 8, 2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional amount multiplied by 5.601%.	$54,861,045	8/12/22	$5,599,223

Agreement with Merrill Lynch Capital Services, Inc. dated August 8, 2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount multiplied by 4.94%.	53,317,584	8/13/12	(1,794,793)

Agreement with Deutsche Bank AG dated July 31, 2002 to receive semi-annually the notional amount multiplied by the three month USD-LIBOR-BBA and pay quarterly the notional amount multiplied by 5.86%.	61,565,504	8/2/32	(9,449,340)

Agreement with Deutsche Bank AG dated July 31, 2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional amount multiplied by 5.7756%.	54,861,045	8/2/22	6,898,155

Agreement with Goldman Sachs Capital Markets, L.P. dated August 8, 2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount multiplied by 5.689%.	61,565,504	8/12/32	(7,979,950)

Agreement with Goldman Sachs Capital Markets, L.P. dated August 8, 2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional amount multiplied by 5.601%.	54,861,045	8/12/22	5,563,728

Agreement with Morgan Stanley Capital Services, Inc. dated September 28, 2000 to pay semi-annually the notional amount multiplied by 6.94% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	28,000,000	10/2/10	(3,589,884)

Agreement with Bank of America, N.A. dated December 2, 2003 to pay semi-annually the notional amount multiplied by 2.444% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	8,767,000	12/5/05	54,196

Agreement with Bank of America, N.A. dated December 12, 2003 to pay semi-annually the notional amount multiplied by 2.1125% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	5,687,000	12/16/05	46,243

Agreement with Bank of America, N.A. dated January 26, 2004 to receive semi-annually the notional amount multiplied by 5.2125% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	91,608,000	1/28/24	3,456,909

Agreement with Lehman Brothers Special Financing, Inc. dated July 31, 2002 to pay semi-annually the notional amount multiplied by 5.152% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	53,317,584	8/2/12	(2,579,808)

Agreement with Lehman Brothers Special Financing, Inc. dated July 31, 2002 to pay semi-annually the notional amount multiplied by 5.152% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	54,861,045	8/2/22	6,774,207

Agreement with JPMorgan Chase Bank, N.A. dated March 3, 2005 to receive semi-annually the notional amount multiplied by 4.798% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	58,900,000	3/7/15	1,223,203

Agreement with Bank of America, N.A. dated December 20, 2004 to pay semi-annually the notional amount multiplied by 3.965% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	70,599,000	12/22/09	1,552,929

Agreement with Bank of America, N.A. dated January 12, 2005 to receive semi-annually the notional amount multiplied by 4.106% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	134,600,000	1/14/10	(2,311,143)

Agreement with Bank of America, N.A. dated March 31, 2005 to pay semi-annually the notional amount multiplied by 4.6375% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	106,100,000	4/6/10	(1,701,665)

Agreement with Lehman Brothers Special Financing, Inc. dated December 5, 2003 to receive semi-annually the notional amount multiplied by 2.23762% and pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	72,256,000	12/9/05	(526,383)

Agreement with Lehman Brothers Special Financing, Inc. dated December 11, 2003 to pay semi-annually the notional amount multiplied by 2.235% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	3,382,000	12/15/05	25,312

Agreement with Lehman Brothers Special Financing, Inc. dated December 11, 2003 to pay semi-annually the notional amount multiplied by 4.710% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	14,151,000	12/15/13	(57,129)

Agreement with Lehman Brothers Special Financing, Inc. dated December 12, 2003 to pay semi-annually the notional amount multiplied by 4.579% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	17,662,000	12/16/13	90,397

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 2.009% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	32,489,000	1/23/06	311,975

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 2.008% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	32,489,000	1/23/06	308,764

Agreement with Bank of America, N.A. dated June 15, 2005 to pay semi-annually the notional amount multiplied by 4.555% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	25,430,000	6/17/15	285,710

Agreement with Bank of America, N.A. dated June 21, 2005 to pay semi-annually the notional amount multiplied by 4.466% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	9,200,000	6/23/15	171,124

Agreement with Bank of America, N.A. dated June 21, 2005 to pay semi-annually the notional amount multiplied by 4.45% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	3,830,000	6/23/15	76,127

Agreement with Bank of America, N.A. dated June 22, 2005 to pay semi-annually the notional amount multiplied by 4.39% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	4,590,000	6/24/15	113,304

Agreement with Lehman Brothers Special Financing, Inc. dated July 13, 2005 to pay semi-annually the notional amount multiplied by 4.38% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	73,700,000	7/15/10	561,774

Agreement with Credit Suisse First Boston International dated July 7, 2004 to receive semi-annually the notional amount multiplied by 2.931% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	34,147,400	7/9/06	(402,208)

Agreement with Credit Suisse First Boston International dated October 5, 2004 to receive semi-annually the notional amount multiplied by 4.624% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	55,240,000	10/7/14	367,036

Agreement with JPMorgan Chase Bank, N.A. dated June 14, 2005 to pay semi-annually the notional amount multiplied by 4.538% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	22,120,000	6/16/15	288,987

Agreement with JPMorgan Chase Bank, N.A. dated June 22, 2005 to receive semi-annually the notional amount multiplied by 4.387% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	5,510,000	6/24/15	138,862

Agreement with JPMorgan Chase Bank, N.A. dated June 27, 2005 to receive semi-annually the notional amount multiplied by 4.296% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	80,000,000	6/29/15	(2,618,435)

Agreement with JPMorgan Chase Bank, N.A. dated July 29, 2005 to pay semi-annually the notional amount multiplied by 4.6757% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	15,425,000	8/2/15	--

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 4.408% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	10,740,000	1/23/14	201,038

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 4.419% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	10,740,000	1/23/14	193,548

Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 1.999% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	33,294,000	1/26/06	326,097

Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 2.007% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	17,454,000	1/26/06	170,354

Total			$1,788,464

Putnam Income Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Citibank, N.A. dated July 7, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities  Index adjusted by a modified duration factor and an accrual of 50 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities  Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities  Index adjusted by a modified duration factor.

	$30,696,000	1/1/06	$49,942

Agreement with Goldman Sachs Capital Markets, L.P. dated July 7, 2005 to pay monthly the notional amount multiplied by the spread depreciation of the Lehman Brothers 8.5+ AAA Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and receive monthly the notional amount multiplied by the appreciation of the Lehman Brothers 8.5+ AAA Commercial Mortgage Backed Securities Index plus 27.2 basis points.	28,000,000	12/1/05	(32,340)

Agreement with Citigroup Financial Products, Inc. dated January 25, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 25 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor

	19,200,000	7/31/05	46,664

Agreement with Citigroup Financial Products, Inc. dated January 25, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of -5 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA Commercial Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA Commercial Mortgage Backed Securities Index adjusted by a modified duration factor.

	19,200,000	7/31/05	54,459

Agreement with Citigroup Financial Products, Inc. dated May 5, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 35 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor.

	33,133,000	11/1/05	111,144

Agreement with Citigroup Financial Products, Inc. dated April 22, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 40 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor.

	29,935,000	11/1/05	117,842

Agreement with Deutsche Bank AG dated May 3, 2005 to pay at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 35 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index and receive at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor.

	14,983,000	11/1/05	(49,998)

Total			$297,713

Putnam Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/05 (Unaudited)

	Notional	Unrealized
	amount	appreciation

Agreement with Deutsche Bank AG effective June 9, 2004, maturing on September 20, 2014, to receive a quarterly payment of 0.58% times the notional amount. Upon a credit default event of any CVS senior note, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of any CVS senior note.	$940,000	$948,286

Agreement with Morgan Stanley Capital Services, Inc. effective June 20, 2005, maturing on June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 35 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 15-30% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 15-30% tranche.

	30,405,000	30,422,468

Agreement with Deutsche Bank AG effective June 23, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 40 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index.	3,719,500	3,735,943

Agreement with Deutsche Bank AG effective July 14, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index.	6,300,000	6,316,715

Agreement with Deutsche Bank AG effective July 14, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 35.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index, 10-15% tranche.	4,200,000	4,207,797

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	3,265,778	3,334,865

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.4625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	1,632,889	1,701,333

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.475% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	816,444	839,907

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.6% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	408,222	411,345

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.5% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	408,222	431,623

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.35% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	3,265,778	3,431,397

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.433% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	1,224,667	1,273,389

Agreement with Bank of America, N.A. effective June 20, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 40 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index.	3,800,625	3,817,234

Agreement with Lehman Brothers Special Financing, Inc. effective June 20, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 40 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5 year Series 4 Index.	3,800,625	3,818,471

Agreement with Lehman Brothers Special Financing, Inc. effective June 30, 2005, maturing on June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 35 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX  Series 4 Index 15-30% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index 15-30% tranche.

	14,878,000	14,877,711

Agreement with Lehman Brothers Special Financing, Inc. effective July 14, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to receive quarterly 36 basis points times the notional amount.  Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index,10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index,10-15% tranche.

	3,864,000	3,861,129

Agreement with Lehman Brothers Special Financing, Inc. effective July 14, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to receive quarterly 25 basis points times the notional amount.  Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, 15-30% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index,15-30% tranche.

	4,032,000	4,035,691

Agreement with Goldman Sachs Capital Markets, L.P. effective July 8, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pays quarterly 40 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index.	3,958,000	3,976,040

Agreement with Lehman Brothers Special Financing, Inc. effective July 25, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to receive quarterly 21.5 basis points times the notional amount.  Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, 15-30% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index,15-30% tranche.

	16,112,000	16,092,166

Agreement with Lehman Brothers Special Financing, Inc. effective July 25, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 55 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index.	11,278,400	11,305,866

Agreement with Lehman Brothers Special Financing, Inc. effective July 29, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to receive quarterly 21.5 basis points times the notional amount.  Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, 15-30% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index,15-30% tranche.

	8,394,000	8,394,000

Agreement with Lehman Brothers Special Financing, Inc. effective July 29, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to receive quarterly 33.75 basis points times the notional amount.  Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index,10-15% tranche.

	8,394,000	8,394,000

Agreement with Bank of America, N.A. effective November 24, 2004, maturing on April 15, 2010, to receive a premium equal to 2.58% times the notional amount. Upon a credit default event of any News Corp. senior note or bond, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the defaulted News Corp. senior note or bond.	930,000	308

Agreement with Deutsche Bank AG effective July 22, 2005, maturing on September 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 41 basis points times the notional amount. Upon a credit default event of France Telecomm, 7.75%, 3/1/2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of France Telecomm, 7.75%, 3/1/2011.	2,380,000	2,381,000

Agreement with Bank of America, N.A. effective July 26, 2005, maturing on September 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 64 basis points times the notional amount. Upon a credit default event of Waste Management, 7.375%, 8/1/2010, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of Waste Management, 7.375%, 8/1/2010.	1,400,000	1,404,233

Total		$139,412,917

Putnam Income Fund
WRITTEN OPTIONS OUTSTANDING at 7/31/05 (premiums received $8,781,546) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank N.A. for the right to pay a fixed rate of 4.55% versus 3 month LIBOR maturing on July 5, 2017.	113,530,000	Jul 07/$4.55	$1,420,907
Option on an interest rate swap with JPMorgan Chase Bank N.A. for the right to receive a fixed rate of 4.55% versus 3 month LIBOR maturing on July 5, 2017.	113,530,000	Jul 07/$4.55	1,492,772

Total written options outstanding			$2,913,679

NOTES
(a)	Percentages indicated are based on net assets of $2,652,097,123.

(RAT)

The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at July 31, 2005, for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2005.  Security ratings are defined in the Statement of Additional Information.

(b)

The aggregate identified cost on a tax basis is $2,957,690,793, resulting in gross unrealized appreciation and depreciation of $20,460,922 and $49,042,052 respectively, or net unrealized depreciation of $28,581,130.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at July 31, 2005.

(SEG)	This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2005.

(R)	Real Estate Investment Trust.

(d)

The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income.  The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.  The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day.  The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.  Income from securities lending is included in investment income on the statement of operations.  At July 31, 2005, the value of securities loaned amounted to $14,626,943.  The fund received cash collateral of $15,026,030 which is pooled with collateral of other Putnam funds into 26 issuers of high-grade, short-term investments.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $7,362,559 for the period ended July 31, 2005.  During the period ended July 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $1,020,035,486 and $1,116,049,135, respectively.

(F)	Security is valued at fair value following procedures approved by the Trustees.

(g)	The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

At July 31, 2005, liquid assets totaling $644,836,508 have been designated as collateral for swap contracts and futures contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

AMBAC represents AMBAC Indemnity Corporation.

G.O. Bonds represent General Obligation Bonds.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at July 31, 2005.

The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at July 31, 2005.

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees.  Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.  Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.  Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as “variation margin.”  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount.  To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates.  Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  Risk of loss may exceed amounts recognized on the statement of assets and liabilities.  Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event.  An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books.  An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books.  Periodic payments received or paid by the fund are recorded as realized gains or losses.  The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.  Risks of loss may exceed amounts recognized on the statement of assets and liabilities.  Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time.  Although the unit price has been established, the principal value has not been finalized.  However, the amount of the commitments will not significantly differ from the principal amount.  The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns.  Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above.  The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements.  Proceeds of TBA sale commitments are not received until the contractual settlement date.  During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above.  The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.  If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss.  If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.  TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

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(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

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A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: September 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: September 28, 2005